MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST














FUND LOGO











Semi-Annual Report

January 31, 1997

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.























Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011





Merrill Lynch Multi-State Limited Maturity Municipal Series Trust




Officers and
Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Edward J. Andrews, Vice President
Peter J. Hayes, Vice President
Helen M. Sheehan, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10005

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





TO OUR SHAREHOLDERS



The Municipal Market
Environment
Intermediate-term fixed-income bond yields generally rose during the three months ended January 31, 1997. Initially, five-year US Treasury note yields fell approximately 25 basis points (0.25%) to 5.82% by late November as low employment growth and continued low inflation combined to support lower bond yields. Concurrently, municipal five-year AAA-rated general obligation bond yields declined almost 20 basis points to approximately 4.20%. However, signs of increased economic activity and renewed inflation fears pushed bond yields higher for the remainder of the period. By the end of January 1997, US Treasury note yields rose over 25 basis points to end the three-month period at approximately 6.10%. Similarly, intermediate-term municipal general obligation bond yields rose approximately 20 basis points from their lows in late November to approximately 4.4%. During the three months ended January 31, 1997, US Treasury note yields rose approximately 19 basis points, while intermediate tax-exempt bond yields were unchanged.

The tax-exempt bond market performed well over the January quarter largely as a result of a continued strong supply position. Over the six months ended January 31, 1997, over $88 billion in long-term tax-exempt bonds was underwritten, essentially unchanged from issuance a year ago. Approximately $50 billion in new municipal bonds was issued during the three-month period ended January 31, 1997, representing a decline of over 5% compared to the same period in 1996. This declining trend in bond issuance was even more apparent recently. Slightly more than $10 billion in long-term bonds was issued during January 1997, a decrease of over 15% compared to January 1996 issuance.

However, a number of other factors prevented the municipal bond market from enjoying even stronger performance. The historic strength of the US equity market attracted significant investor interest. Additionally, as tax-exempt bond yields declined again below 6%, some investors temporarily lost interest in the municipal bond market. If interest rates continue to decline as they did at the end of 1994 and throughout 1995, investors, in general, will quickly adjust to the new levels. The tax advantages generated by municipal bonds quickly outweigh low nominal yields and investor demand increases.

The Presidential and Congressional elections this past November resurrected some investor concerns regarding continued Federal deficit reduction and potential legislative restrictions on the municipal bond market. This situation was similar to that at the beginning of 1996 when tax-exempt bond yields were negatively impacted by fears that legislation reducing the tax advantages of municipal bonds would be introduced to aid further deficit reductions.

However, the US Treasury bond market's recent relatively strong performance resulted in tax-exempt products becoming a particularly attractive investment alternative. At current levels, intermediate-term tax-exempt general obligation bonds yield approximately 71% of comparable US Treasury note yields. Current levels make tax-advantage products more attractive than they were mid-year when yield ratios declined to below 70%. For example, to an investor in the 36% Federal income tax bracket, a current tax-exempt bond yield of 4.65% represents a taxable equivalent yield of approximately 7.27%.

Looking forward, the supply of new bond issuance for 1997 is expected to be very similar to that of 1996, with most annual estimates falling in the $170 billion--$175 billion range. Investor demand is also expected to regain its former strength, with 1997 total municipal redemptions (refundings, maturities and coupon payments) in the $175 billion--$185 billion range. This overall balance suggests that the positive technical backdrop the municipal bond market enjoyed in 1996 should continue in 1997. However, it is likely that seasonal factors may temporally distort this overall balanced technical scenario. During periods of reduced bond issuance, the ease and ability to purchase tax-advantaged products at their current attractive levels may be greatly restricted.

Portfolio Strategy

Merrill Lynch Arizona Limited
Maturity Municipal Bond Fund
Governor Fife Symington's Republican party recently introduced legislation that would eliminate the state income tax beginning in 2003 and with it one-third of the state budget. If the State legislature passes the bill, then a referendum would be added to the November 1998 ballot. In addition, a group that tried to get a measure on the ballot last year to eliminate property taxes is attempting to reintroduce this measure for the November 1998 ballot. Symington's opponents argue that his effort is solely political posturing and that he has no intention of seeing the bill to its fruition. We will monitor the efforts to eliminate both the property tax and the income tax and their effect on the credits within the state.

During the quarter ended January 31, 1997, we maintained a conservative investment posture because the Fund was in a period of net redemptions for the past year and assets dropped by almost 50%. Our cash reserve level remains between 20% and 25% of the Fund's assets, and we maintained an average portfolio maturity of 3 years, 6 months. Our portfolio consists of AA-rated or insured securities because of the liquidity they provide. We anticipate continuing this strategy in the upcoming quarter as we expect no significant changes in the Federal Reserve Board's monetary policy or the interest rate environment.

Merrill Lynch California Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1997, California continued to experience modest economic growth. Officials expect tax revenues to be $1 billion more than anticipated this year as the state begins its third straight year of growth. California received almost $450 million in additional income taxes over the past six months mainly because of growth in the computer and entertainment industries. State officials project that California's economy will grow at about a 2.5% pace for the next two years. This year, the state is expected to surpass $1 trillion in goods and services produced for the first time ever. In addition, Governor Wilson released a $66.6 billion state spending plan for his 1997/1998 budget, which includes a proposal for a $2 billion bond issue to build extra classrooms for schools. Wilson also urged State lawmakers to approve a 10% tax cut over two years for banks and corporations. On the negative side, the recent flooding in California's agricultural central valley is expected to top $2 billion in damages and will probably be the most costly on record.

At January 31, 1997, the net assets of Merrill Lynch California Limited Maturity Municipal Bond Fund stood at approximately $14.0 million, a decrease of approximately 4% from October 31, 1996. As we discussed in our October 31, 1996 shareholder letter, we expected to maintain a more aggressive investment posture in the January quarter because of slowing economic growth which enabled the Federal Reserve Board to leave short-term interest rates unchanged. This posture enhanced the Fund's performance in November as growth slowed. However, midway through December increased concerns about wage pressures fostered dormant inflationary worries and interest rates rose. We reduced our average portfolio maturity and waited for interest rates to stabilize and inflationary concerns to subside. Fourth-quarter gross domestic product (GDP) accelerated mainly because of an increase in exports and public construction spending. In late January, interest rates stabilized, and we extended our maturity back to 4 years, 11 months in anticipation of more modest growth ahead. We will continue to maintain an aggressive investment posture in the upcoming quarter since we expect that moderate growth and continued subdued inflation will allow the Federal Reserve Board to leave short-term interest rates unchanged and ultimately push tax-exempt interest rates lower.

Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1997, Florida continued to experience modest economic growth. Continued high levels of consumer confidence and increased personal income growth led to strong holiday retail sales especially among high-income residents. During the quarter, Florida's Governor Lawton Chiles outlined his $42 billion budget. The budget, a 5.5% increase over last year's, includes $185.8 million in new taxes or fees, including $21 million to be generated from a proposed $.10 hike in the cigarette tax. The budget also includes a $20 million unemployment insurance tax cut made possible by a $1.9 billion surplus in Florida's unemployment account. The State government continues to maintain moderate debt levels and rational spending practices which reflect positively on the fiscal outlook. A deposit of approximately $148.6 million is projected for the current year into the state's budget stabilization fund bringing its balance to $409.4 million or 2.7% of revenues. Additionally, general and working capital balances are now expected at $610.1 million by June 30, 1997. Florida's November economic forecast showed that state revenues increased $329 million.

At January 31, 1997, net assets of Merrill Lynch Florida Limited Maturity Municipal Bond Fund stood at approximately $26.1 million, a slight decrease from October 31, 1996. As we discussed in our October 31, 1996 shareholder letter, we expected to maintain a more aggressive investment posture during the January quarter because of slowing economic growth which enabled the Federal Reserve Board to leave short-term interest rates unchanged. This posture enhanced the Fund's performance in November as growth slowed. However, midway through December increased concerns about wage pressures fostered dormant inflationary worries and interest rates rose. We reduced the average portfolio maturity and waited for interest rates to stabilize and inflationary concerns to subside. Fourth-quarter GDP accelerated mainly because of an increase in exports and public construction spending. In late January, interest rates stabilized, and we extended the portfolio's maturity to 4 years, 10 months, in anticipation of more modest growth ahead. We will continue to maintain an aggressive investment posture in the upcoming quarter since we believe that moderate growth and continued subdued inflation will allow the Federal Reserve Board to leave short-term interest rates unchanged and ultimately push tax-exempt interest rates lower.

Merrill Lynch Massachusetts Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1997, economic activity increased from the previous quarter in the Commonwealth of Massachusetts. Although there were periods of slow growth, overall the Commonwealth developed a solid economic base. By diversifying beyond manufacturing, Massachusetts developed other sectors, such as high technology, retail, tourism, healthcare, and banking which combined to offset declines in any one particular area. This expansive economic base was also aided by a political environment which remained favorable under the Weld administration. Finally, low unemployment levels (3.91% in December), high personal income levels and high consumer confidence levels allowed the Commonwealth to remain on track with a continuing stream of positive economic growth.

Interest rates on US Government securities with maturities of one year--ten years ended the January quarter modestly higher than their levels on October 31, 1996. However, interest rates on municipal bonds with similar maturities were essentially unchanged as investor demand remained strong and new issue supply was relatively meager, especially in January. The Fund's average portfolio maturity continued to run just under 4 years, 5 months, and cash reserves were approximately 15% at quarter-end. This strategy continued to serve the Fund well, especially in light of the strong performance of the municipal bond market relative to taxable fixed-income products. We anticipate continuing this strategy in the upcoming quarter as we expect no significant changes in Federal Reserve Board policy or the interest rate environment.

Merrill Lynch Michigan Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1997, Michigan continued to experience modest economic growth even though automobile sales slowed considerably from the pace in the first three quarters of 1996. There was no change in Michigan's unemployment rate which remained at approximately 4.7% for the September--December period. Governor John Engler anticipates that the State will have an $88.1 million surplus for fiscal 1996 because of Michigan's improved economic climate and strong, disciplined fiscal management. Budget officials said $58.1 million of the surplus is earmarked for the $1.1 billion budget stabilization fund and the remaining $30 million for capital remodeling projects around the state. Governor Engler presented his $8.5 billion general fund budget for fiscal 1998 in early February.

At January 31, 1997, the net assets of Merrill Lynch Michigan Limited Maturity Municipal Bond Fund stood at approximately $4.65 million, an increase of approximately 19% from October 31, 1996. As we discussed in our October 31, 1996 shareholder letter, we planned to maintain a more aggressive investment posture during the January quarter because of slowing economic growth which enabled the Federal Reserve Board to leave short-term interest rates unchanged. This posture enhanced the Fund's performance in November as growth slowed. But midway through December increased concerns about wage pressures fostered inflationary worries and interest rates rose. We reduced the Fund's average portfolio maturity and waited for interest rates to stabilize and inflationary concerns to subside. Fourth-quarter GDP growth accelerated mainly because of an increase in exports and public construction spending. In late January interest rates stabilized and we extended our average portfolio maturity to 4 years, 7 months, in anticipation of more modest growth ahead. We will continue to maintain an aggressive investment posture in the upcoming quarter since we expect that moderate growth and continued subdued inflation will allow the Federal Reserve Board to leave short-term interest rates unchanged, ultimately causing tax-exempt interest rates to fall.

Merrill Lynch New Jersey Limited
Maturity Municipal Bond Fund
On January 31, 1997, Governor Christine Todd Whitman introduced her fiscal 1998 budget. Included in the $16.4 billion budget is a proposed sale of $3.4 billion bonds to fund the State's pension system. This issuance would be the state's third-largest ever and will increase its debt burden by approximately one-third. The proposed budget includes a surplus of $550 million from fiscal year 1997 and increases spending by approximately $443 million.

During the three months ended January 31, 1997, we reduced cash reserves in the portfolio from 18.4% to under 15%, and maintained an average portfolio maturity of close to the maximum allowed by our prospectus of just under 5 years. Our fully invested posture contributed to the Fund's positive investment results in 1996. Given the current market environment in which demand for New Jersey municipal bonds exceeds supply, we intend to maintain this posture in the upcoming months.

Merrill Lynch New York Limited
Maturity Municipal Bond Fund
During the quarter ended January 31, 1997, Governor Pataki proposed a $66.1 billion budget for fiscal 1998 that would cut the state's property, estate and gift taxes and eliminate 1,700 jobs. The proposed budget is 2.2% higher than the current budget and also assumes an increase in income tax receipts and a decline in business taxes in the upcoming fiscal year. Through the end of the first four months of the current fiscal year, receipts are on target with the financial plan estimates adopted in the prior budget. Economic forecasts used in the proposed plan forecast a state economy that continues to exhibit moderate growth at a slightly lower level than 1996 with continued private sector employment growth of approximately 1.0%. State budget officials promised to facilitate a more timely adoption of the budget by submitting it earlier this year. The state was unable to take advantage of the current economic recovery, now in its sixth year, to reduce its deficit and strengthen its balance sheets. State personal income growth was strong led by a booming stock market and consumer confidence at record levels, yet none of this was used to address New York's ongoing fiscal shortcomings. Revenues and expenditures for the proposed budget show gaps emerging in fiscal 1997 and 1998 of $1.4 billion and $3.4 billion, respectively. With little in the way of reserves and with a history of tapping off budget fund balances during the recovery, New York is fiscally vulnerable to a dip in consumer spending, a slowdown in national economic performance or potential changes in federally mandated programs.

At January 31, 1997, net assets of Merrill Lynch New York Limited Maturity Municipal Bond Fund stood at approximately $16.3 million, a decrease of approximately 11% from the October 31, 1996 quarter. As we discussed in our October shareholder letter, we expected to maintain a more aggressive investment posture in the January quarter because of slowing economic growth which enabled the Federal Reserve Board to leave short-term interest rates unchanged. This posture enhanced the Fund's performance in November as growth slowed. However, midway through December increased concerns about wage pressures fostered dormant inflationary worries and interest rates rose. We reduced our average portfolio maturity and waited for interest rates to stabilize and inflationary concerns to subside. Fourth-quarter GDP accelerated mainly because of an increase in exports and public construction spending. In late January, interest rates stabilized, and we extended the portfolio's maturity back to 4 years, 11 months in anticipation of more modest growth ahead. We will continue to maintain an aggressive investment posture in the upcoming quarter since we expect that moderate growth and continued subdued inflation will allow the Federal Reserve Board to leave short-term interest rates unchanged and ultimately that will push tax-exempt interest rates lower.

Merrill Lynch Pennsylvania Limited
Maturity Municipal Bond Fund
Governor Tom Ridge's 1997/1998 budget includes an increase in spending by 2.7%, roughly the rate of inflation. Highlights of the budget indicated increases in education, a reduction in business taxes, and various healthcare and welfare reforms. Pennsylvania's employment continues to exhibit strong gains and the unemployment rate remains below the national level. Manufacturing began to rebound in December after remaining flat in October and November. The service and retail industries also experienced strong growth.

During the quarter ended January 31, 1997, we maintained cash reserves of about 13% in Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund and an average portfolio maturity of 3.6 years. The Fund's limited cash reserve level allowed it to benefit from a strong technical environment in the municipal market when demand exceeded supply and reflected the overall outperformance of municipal bonds relative to taxable fixed-income products for the January quarter. We anticipate continuing this strategy in the upcoming quarter and expect no significant changes in Federal Reserve Board monetary policy or the interest rate environment in general.

In Conclusion
We appreciate your interest in Merrill Lynch Multi-State Limited
Maturity Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President

(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager




(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager




(Helen M. Sheehan)
Helen M. Sheehan
Vice President and Portfolio Manager


March 13, 1997





PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results*
                                                                                                                  Standardized
                                                                                             12 Month     3 Month 30-day Yield
                                                                          12 Month  3 Month    Total       Total     As of
                                              1/31/97  10/31/96 1/31/96   % Change  % Change  Return      Return    1/31/97
Arizona Limited Maturity Class A Shares        $10.08    $10.09  $10.30    -2.14%    -0.10%  +1.74%(1)   +0.83%(2)    3.15%
Arizona Limited Maturity Class B Shares         10.08     10.09   10.30    -2.14     -0.10   +1.37(3)    +0.74(4)     2.82
Arizona Limited Maturity Class C Shares         10.09     10.09   10.31    -2.13      0.00   +1.52(5)    +0.89(6)     3.02
Arizona Limited Maturity Class D Shares         10.09     10.09   10.31    -2.13      0.00   +1.64(7)    +0.90(8)     3.05
California Limited Maturity Class A Shares      10.06     10.07   10.20    -1.37     -0.10   +2.37(9)    +0.87(10)    3.30
California Limited Maturity Class B Shares      10.06     10.07   10.20    -1.37     -0.10   +2.00(11)   +0.77(12)    2.97
California Limited Maturity Class C Shares      10.06     10.07   10.20    -1.37     -0.10   +2.16(13)   +0.82(14)    3.16
California Limited Maturity Class D Shares      10.06     10.07   10.20    -1.37     -0.10   +2.26(15)   +0.84(2)     3.20
Florida Limited Maturity Class A Shares          9.98      9.97   10.18    -1.96     +0.10   +2.02(16)   +1.14(17)    3.60
Florida Limited Maturity Class B Shares          9.98      9.97   10.18    -1.96     +0.10   +1.65(18)   +1.05(2)     3.28
Florida Limited Maturity Class C Shares          9.91      9.91   10.12    -2.08      0.00   +1.67(5)    +1.00(19)    3.47
Florida Limited Maturity Class D Shares          9.97      9.97   10.17    -1.97      0.00   +1.91(20)   +1.01(21)    3.50
Massachusetts Limited Maturity Class A Shares    9.98      9.99   10.13    -1.48     -0.10   +2.48(22)   +0.90(23)    3.39
Massachusetts Limited Maturity Class B Shares    9.99      9.99   10.13    -1.38      0.00   +2.21(24)   +0.91(8)     3.06
Massachusetts Limited Maturity Class C Shares    9.98      9.99   10.12    -1.38     -0.10   +2.42(25)   +0.86(26)    3.27
Massachusetts Limited Maturity Class D Shares    9.98      9.99   10.12    -1.38     -0.10   +2.48(27)   +0.87(10)    3.29
Michigan Limited Maturity Class A Shares         9.99      9.99   10.14    -1.48      0.00   +2.55(28)   +1.04(17)    3.46
Michigan Limited Maturity Class B Shares         9.99      9.99   10.14    -1.48      0.00   +2.18(15)   +0.95(29)    3.13
Michigan Limited Maturity Class C Shares         9.99      9.99   10.14    -1.48      0.00   +2.09(30)   +0.95(29)    3.19
Michigan Limited Maturity Class D Shares         9.98      9.98   10.13    -1.48      0.00   +2.44(31)   +1.02(32)    3.36

New Jersey Limited Maturity Class A Shares      10.13     10.13   10.31    -1.75      0.00   +2.23(33)   +1.01(32)    3.31
New Jersey Limited Maturity Class B Shares      10.14     10.14   10.32    -1.74      0.00   +1.87(34)   +0.92(14)    2.98
New Jersey Limited Maturity Class C Shares       9.18      9.18    9.34    -1.71      0.00   +2.10(35)   +0.97(12)    3.18
New Jersey Limited Maturity Class D Shares      10.13     10.13   10.32    -1.84      0.00   +2.03(36)   +0.98(23)    3.21
New York Limited Maturity Class A Shares        10.10     10.10   10.24    -1.37      0.00   +2.87(37)   +1.09(38)    3.82
New York Limited Maturity Class B Shares        10.10     10.10   10.24    -1.37      0.00   +2.50(39)   +1.00(21)    3.50
New York Limited Maturity Class C Shares        10.10     10.10   10.24    -1.37      0.00   +2.70(40)   +1.05(41)    3.70
New York Limited Maturity Class D Shares        10.10     10.10   10.25    -1.46      0.00   +2.67(42)   +1.06(43)    3.73
Pennsylvania Limited Maturity Class A Shares    10.15     10.15   10.31    -1.55      0.00   +2.30(44)   +0.94(26)    3.24
Pennsylvania Limited Maturity Class B Shares    10.15     10.15   10.31    -1.55      0.00   +1.93(45)   +0.85(46)    2.91
Pennsylvania Limited Maturity Class C Shares    10.19     10.19   10.29    -0.97      0.00   +2.53(13)   +0.84(47)    3.03
Pennsylvania Limited Maturity Class D Shares    10.16     10.15   10.32    -1.55     +0.10   +2.20(48)   +1.02(2)     3.14

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.397 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.098 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.360 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.088 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.374 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.094 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.386 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.095 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.378 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.101 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.341 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.092 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.357 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.097 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.367 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.401 per share ordinary income dividends.

(17)Percent change includes reinvestment of $0.108 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.365 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.103 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.391 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.105 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.398 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.104 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.361 per share ordinary income dividends.
(25)Percent change includes reinvestment of $0.382 per share ordinary income dividends.
(26)Percent change includes reinvestment of $0.100 per share ordinary income dividends.
(27)Percent change includes reinvestment of $0.387 per share ordinary income dividends.
(28)Percent change includes reinvestment of $0.404 per share ordinary income dividends.
(29)Percent change includes reinvestment of $0.099 per share ordinary income dividends.
(30)Percent change includes reinvestment of $0.359 per share ordinary income dividends.
(31)Percent change includes reinvestment of $0.394 per share ordinary income dividends.
(32)Percent change includes reinvestment of $0.106 per share ordinary income dividends.
(33)Percent change includes reinvestment of $0.406 per share ordinary income dividends.
(34)Percent change includes reinvestment of $0.369 per share ordinary income dividends.
(35)Percent change includes reinvestment of $0.351 per share ordinary income dividends.
(36)Percent change includes reinvestment of $0.396 per share ordinary income dividends.
(37)Percent change includes reinvestment of $0.429 per share ordinary income dividends.
(38)Percent change includes reinvestment of $0.115 per share ordinary income dividends.
(39)Percent change includes reinvestment of $0.392 per share ordinary income dividends.
(40)Percent change includes reinvestment of $0.411 per share ordinary income dividends.
(41)Percent change includes reinvestment of $0.110 per share ordinary income dividends.

(42)Percent change includes reinvestment of $0.418 per share ordinary income dividends.
(43)Percent change includes reinvestment of $0.112 per share ordinary income dividends.
(44)Percent change includes reinvestment of $0.393 per share ordinary income dividends.
(45)Percent change includes reinvestment of $0.356 per share ordinary income dividends.
(46)Percent change includes reinvestment of $0.090 per share ordinary income dividends.
(47)Percent change includes reinvestment of $0.089 per share ordinary income dividends.
(48)Percent change includes reinvestment of $0.383 per share ordinary income dividends.




PERFORMANCE DATA (concluded)



Average Annual
Total Returns


Arizona Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.35%         +1.32%
Inception (11/26/93) through 12/31/96      +4.34          +4.00


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.08%         +1.09%
Inception (11/26/93) through 12/31/96      +3.97          +3.97


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.19%         +1.21%
Inception (10/21/94) through 12/31/96      +4.80          +4.80

                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.34%         +1.32%
Inception (10/21/94) through 12/31/96      +5.13          +4.65



California Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.16%         +2.13%
Inception (11/26/93) through 12/31/96      +4.31          +3.98


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.79%         +1.80%
Inception (11/26/93) through 12/31/96      +3.95          +3.95


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.95%         +1.96%
Inception (10/21/94) through 12/31/96      +5.42          +5.42


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.06%         +2.03%
Inception (10/21/94) through 12/31/96      +5.60          +5.11



Florida Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.69%         +1.67%
Inception (11/26/93) through 12/31/96      +4.11          +3.77

                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.33%         +1.34%
Inception (11/26/93) through 12/31/96      +3.74          +3.74


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.30%         +1.31%
Inception (10/21/94) through 12/31/96      +4.59          +4.59


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.49%         +1.46%
Inception (10/21/94) through 12/31/96      +5.25          +4.76



Massachusetts Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.18%         +2.15%
Inception (11/26/93) through 12/31/96      +4.19          +3.85


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.81%         +1.82%
Inception (11/26/93) through 12/31/96      +3.82          +3.82


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.92%         +1.93%
Inception (10/21/94) through 12/31/96      +4.95          +4.95


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.08%         +2.05%
Inception (10/21/94) through 12/31/96      +5.07          +4.59

Michigan Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.36%         +2.32%
Inception (11/26/93) through 12/31/96      +4.19          +3.85


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.98%         +1.99%
Inception (11/26/93) through 12/31/96      +3.81          +3.81


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.89%         +1.90%
Inception (10/21/94) through 12/31/96      +4.97          +4.97


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.15%         +2.12%
Inception (10/21/94) through 12/31/96      +5.35          +4.87



New Jersey Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.01%         +1.98%
Inception (11/26/93) through 12/31/96      +4.49          +4.16


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.64%         +1.65%
Inception (11/26/93) through 12/31/96      +4.16          +4.16

                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.80%         +1.81%
Inception (10/21/94) through 12/31/96      +0.51          +0.51


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.90%         +1.88%
Inception (10/21/94) through 12/31/96      +5.53          +5.05



New York Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.45%         +2.42%
Inception (11/26/93) through 12/31/96      +4.68          +4.35


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +3.08%         +2.09%
Inception (11/26/93) through 12/31/96      +4.31          +4.31


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +3.28%         +2.29%
Inception (10/21/94) through 12/31/96      +5.75          +5.75


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.45%         +2.42%
Inception (10/21/94) through 12/31/96      +6.03          +5.55



Pennsylvania Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +3.00%         +1.97%
Inception (11/26/93) through 12/31/96      +4.56          +4.23


                                        % Return        % Return
Class B Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +2.63%         +1.64%
Inception (11/26/93) through 12/31/96      +4.19          +4.19


                                        % Return        % Return
Class C Shares++                       Without CDSC    With CDSC++++

Year Ended 12/31/96                        +3.24%         +2.24%
Inception (10/21/94) through 12/31/96      +5.48          +5.48


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/96                        +2.80%         +1.77%
Inception (10/21/94) through 12/31/96      +5.64          +5.15

[FN]
   *Maximum sales charge is 1%.
  **Assuming maximum sales charge.

  ++Maximum contingent deferred sales charge is 1% and reduced to 0%
    after 1 year.
++++Assuming payment of applicable contingent deferred sales charge.





Portfolio
Abbreviations


To simplify the listings of Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
DATES      Daily Adjustable Tax-Exempt Securities
EDA        Economic Development Authority
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
TAN        Tax Anticipation Notes
TRAN       Tax Revenue AnticipationNotes
UPDATES    Unit Priced Demand Adjustable
             Tax-Exempt Securities
UT         Unlimited Tax
VRDN       Variable Rate Demand Notes



SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                   Arizona Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
Arizona--92.2%     A-1     P1      $   100   Apache County, Arizona, IDA, IDR (Tucson Electric
                                             Power--Springerville Project), VRDN, Series C, 3.55%
                                             12/15/2018 (a)                                                      $   100
                   A1+     VMIG1++     200   Arizona Health Facilities Authority Revenue Bonds (Arizona
                                             Volunteer Hospital Federation), VRDN, Series B, 3.60%
                                             due 10/01/2015 (a)(c)                                                   200
                   AAA     Aaa         200   Arizona State Transportation Board Excise Tax Revenue
                                             Bonds (Maricopa County Regional Area Roads), Series A,
                                             5.75% due 7/01/2004 (b)                                                 212
                   AA-     A1          200   Central Arizona Water Conservation District, Contract
                                             Revenue Bonds (Central Arizona Project), Series B, 6.50%
                                             due 5/01/2001 (e)                                                       219
                   A1+     P1          200   Maricopa County, Arizona, Pollution Control Corporation,
                                             PCR, Refunding (Arizona Public Service Co.), VRDN, Series
                                             B, 3.70% due 5/01/2029 (a)                                              200
                   SP1     NR*         200   Maricopa County, Arizona, Unified School District No. 41
                                             (Gilbert), TAN, Series A, 4.45% due 7/31/1997                           201
                   AAA     Aaa         100   Mesa, Arizona, Refunding, UT, 5.80% due 7/01/1999 (b)                   104
                   AAA     Aaa         480   Phoenix, Arizona, Airport Revenue Refunding Bonds, AMT,
                                             Series C, 5.70% due 7/01/2003 (d)                                       503
                   AA-     Aa          200   Phoenix, Arizona, Civic Improvement Corporation, Water System
                                             Revenue Bonds (Junior Lien), 5% due 7/01/2006                           200
                   AA+     Aa1         250   Phoenix, Arizona, Refunding, UT, 5.70% due 7/01/1999                    259
                   A+      Aa          200   Pima County, Arizona, Refunding, Series A, 5.60% due 7/01/1999          207
                   AAA     Aaa         200   Pima County, Arizona, Sewer Revenue Bonds, 6.20% due
                                             7/01/2002 (b)(e)                                                        218
                   A1+     P1          200   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont
                                             Mining Corporation), VRDN, 3.60% due 12/01/2009 (a)                     200
                   A1+     NR*         200   Tempe, Arizona, IDA, M/F Housing Revenue Bonds (Elliots
                                             Crossing), VRDN, 3.55% due 10/01/2008 (a)                               200
                   AAA     Aaa         200   Tucson, Arizona, Refunding, 5.10% due 7/01/1999 (c)                     204
                   A+      A1          150   Tucson, Arizona, Street and Highway User, Revenue Refunding
                                             Bonds, 5.90% due 7/01/2003                                              160
                   AAA     Aaa         200   Yuma County, Arizona, Jail District Revenue Bonds, 4.30% due
                                             7/01/1999 (b)                                                           201


Puerto Rico--2.6%  A1+     VMIG1++     100   Puerto Rico Commonwealth, Government Development Bank,
                                             Refunding, VRDN, 3.20% due 12/01/2015 (a)                               100


                   Total Investments (Cost--$3,628)--94.8%                                                         3,688

                   Other Assets Less Liabilities--5.2%                                                               202
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $ 3,890
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)AMBAC Insured.
                (c)FGIC Insured.
                (d)MBIA Insured.
                (e)Prerefunded.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.



                   California Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
California--97.6%                            California Educational Facilities Authority, Revenue
                                             Refunding Bonds:
                   NR*     A1      $   500     (Loyola Marymount University), 5.70% due 10/01/2002               $   528
                   NR*     A           685     (Saint Mary's College), 4.90% due 10/01/2003                          690
                   AAA     Aaa         500   California Health Facilities Financing Authority, Revenue
                                             Refunding Bonds (Catholic Healthcare West), Series A, 5.30%
                                             due 7/01/2003 (d)                                                       517
                                             California Pollution Control Financing Authority, PCR,
                                             Refunding, VRDN (a):
                   A1+     P1          200     (Exxon Project), 3.55% due 12/01/2012                                 200
                   A-1     NR*         300     (Pacific Gas and Electric), AMT, Series G, 3.70% due 2/01/2016        300
                                             California Pollution Control Financing Authority, Resource
                                             Recovery Revenue Bonds, VRDN, AMT (a):
                   A-1     VMIG1++     200     (Atlantic Richfield Company Project), Series A, 3.70% due
                                               12/01/2024                                                            200
                   NR*     P1          200     Refunding (Ultrapower Malaga Project), Series A, 3.65% due
                                               4/01/2017                                                             200
                                             California State, GO, UT:
                   A+      A1          750     6.75% due 10/01/2003                                                  838
                   AAA     Aaa         750     6.35% due 11/01/2004 (b)                                              829
                   AAA     Aaa         600   California State Public Works Board, Lease Revenue Bonds
                                             (Department of Corrections--State Prison/Central California
                                             Women's Facility, Madera County), Series A, 7% due 9/01/2000 (e)        665
                   AAA     Aaa         500   California Statewide Communities Development Authority, Lease
                                             Revenue Refunding Bonds (Oakland Convention Center Project),
                                             5.70% due 10/01/2002 (d)                                                527
                   A+      NR*         700   East Bay, California, Municipal Utility District, Water System
                                             Revenue Bonds, Sub-Series, 7.40% due 6/01/2000 (e)                      779
                   AAA     Aaa         200   Los Angeles, California, Department of Airports, Airport
                                             Revenue Refunding Bonds, Series A, 6% due 5/15/2005 (b)                 216
                   A+      Aa          650   Los Angeles, California, Department of Water and Power,
                                             Electric Plant Revenue Bonds, 6% due 4/01/2002                          693
                                             Los Angeles, California, Harbor Department Revenue Bonds, AMT,
                                             Series B:
                   AA      Aa          275     6% due 8/01/2000                                                      288
                   AA      Aa          295     6% due 8/01/2001                                                      311
                   AA      Aa          500     6% due 8/01/2004                                                      535
                                             Los Angeles County, California, Metropolitan Transportation
                                             Authority, Sales Tax Revenue Refunding Bonds (Proposition
                                             C--Second Senior):
                   A1+     VMIG1++     200     Refunding, Series A, VRDN, 3.45% due 7/01/2020 (a)(c)                 200
                   AAA     Aaa         400     Series B, 8% due 7/01/2003 (d)                                        472
                   AAA     Aaa         880   Los Angeles County, California, Public Works Financing
                                             Authority, Lease Revenue Refunding Bonds, Series A, 6% due
                                             9/01/2006 (c)                                                           948
                   AA-     Aa1       1,000   Los Angeles County, California, Public Works Financing
                                             Authority, Revenue Refunding Bonds (Capital Construction),
                                             4.80% due 3/01/2004                                                     996
                   AAA     Aaa         750   San Diego County, California, Regional Transportation
                                             Commission, Sales Tax Revenue Bonds (Second Senior Sales
                                             Tax), Series A, 4% due 4/01/1997 (b)                                    751
                   AAA     Aaa         700   San Francisco, California, City and County Sewer Revenue
                                             Bonds, Series A, 5.375% due 10/01/1999 (b)                              723
                   AAA     Aaa         500   Santa Clara County, California, Financing Authority, Lease
                                             Revenue Bonds (VMC Facility Replacement Project), Series A,
                                             5.80% due 11/15/2000 (d)                                                526
                   AAA     Aaa         500   University of California, Revenue Refunding Bonds (Multi-Purpose
                                             Projects), Series C, 10% due 9/01/2001 (d)                              612

Puerto Rico--1.4%  A1+     VMIG1++     200   Puerto Rico Commonwealth, Government Development Bank,
                                             Refunding, VRDN, 3.20% due 12/01/2015 (a)                               200


                   Total Investments (Cost--$13,182)--99.0%                                                       13,744

                   Other Assets Less Liabilities--1.0%                                                               144
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $13,888
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)FGIC Insured.
                (c)MBIA Insured.
                (d)AMBAC Insured.
                (e)Prerefunded.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                   Florida Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
Florida--94.8%     AAA     Aaa     $ 1,000   Broward County, Florida, School District, UT, 7.125%
                                             due 2/15/1999 (f)                                                   $ 1,078
                                             Dade County, Florida, Aviation Revenue Refunding Bonds,
                                             Series A (b):
                   AAA     Aaa         300     5.60% due 10/01/2004                                                  316
                   AAA     Aaa       1,000     AMT, 5.25% due 10/01/1997                                           1,011
                   AAA     Aaa       1,000   Dade County, Florida, School District, UT, 5.75% due
                                             8/01/2001 (c)                                                         1,052
                   AAA     Aaa       1,185   Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care),
                                             6.75% due 11/15/2001 (d)(f)                                           1,318
                                             Florida State Board of Education, Capital Outlay (Public
                                             Education):
                   AAA     Aaa       1,000     Refunding, Series A, 7.25% due 6/01/2000 (f)                        1,106
                   AA      Aa          850     Refunding, Series A, 5.50% due 6/01/2001                              886
                   AA      Aa        1,000     Series B, 5.625% due 6/01/2005                                      1,059
                                             Florida State Division, Bond Finance Department, General
                                             Services Revenue Bonds (Department of Natural Resources
                                             Preservation):
                   AAA     Aaa       1,730     Refunding (Save Our Coast), Series A, 6.30% due 7/01/2004 (d)       1,853
                   AAA     Aaa       1,000     Series 2000-A, 5.75% due 7/01/2000 (d)                              1,046
                   AAA     Aaa       1,900     Series 2000-A, 6.40% due 7/01/2002 (b)                              2,071
                   A       A           100   Hillsborough County, Florida, Capital Improvement Revenue
                                             Bonds (County Center Project), Second Series, 6.75% due
                                             7/01/2002 (f)                                                           112
                                             Jacksonville, Florida, Electric Authority, Revenue Refunding
                                             Bonds (Saint John's), Issue 2:
                   AA      Aa1       1,000     Series 6-C, 6.50% due 10/01/2001                                    1,079
                   AA      Aa1       1,000     (Special Obligation) Series 6-B, 6.65% due 10/01/2002               1,084
                   AAA     Aaa       1,200   Lakeland, Florida, Electric and Water Revenue Refunding
                                             Bonds, Junior Sub-Lien, 6.25% due 10/01/2003 (c)                      1,312
                   A1+     VMIG1++     800   Manatee County, Florida, PCR, Refunding (Florida Power and
                                             Light Company Project), VRDN, 3.65% due 9/01/2024 (a)                   800
                   AAA     Aaa       1,200   North Miami, Florida, Health Facilities Authority, Health
                                             Facility Revenue Bonds (Bon Secours Health System Project),
                                             6% due 8/15/2002 (d)(e)(f)                                            1,302
                   AAA     Aaa       1,230   Orange County, Florida, Hospital Health Facilities Authority
                                             Revenue Bonds (Orlando Regional Healthcare), Series A, 6% due
                                             10/01/2003 (d)                                                        1,320
                   AA-     Aaa       1,000   Orlando, Florida, Utilities Commission, Water and Electric
                                             Revenue Bonds, Series A, 6.50% due 10/01/2001 (d)(f)                  1,102
                   AAA     Aaa       1,000   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility
                                             Corporation Project), Series B, 6.20% due 10/01/2002 (d)(f)           1,098
                   NR*     Baa1      1,360   Pembroke Pines, Florida, Special Assessment No. 94-1, 4.80%
                                             due 11/01/1998                                                        1,371
                   AAA     Aaa       1,235   Saint Lucie County, Florida, School Board, COP, Series A,
                                             7.25% due 7/01/2000 (b)(d)(f)                                         1,369


Puerto Rico--3.9%  A       Baa1      1,000   Puerto Rico Commonwealth, Refunding, Improvement Bonds,
                                             UT, 5.30% due 7/01/2004                                               1,018


                   Total Investments (Cost--$25,193)--98.7%                                                       25,763

                   Other Assets Less Liabilities--1.3%                                                               346
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $26,109
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)AMBAC Insured.
                (c)FGIC Insured.
                (d)MBIA Insured.
                (e)FSA Insured.
                (f)Prerefunded.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.


                   Massachusetts Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
Massachusetts--    NR*     A1      $   295   Boston, Massachusetts, Economic Development and Industrial
93.2%                                        Corp., Public Parking Facility, Series 1990, 5% due 7/01/2000       $   294
                   AAA     Aaa         250   Boston, Massachusetts, UT, Series A, 5% due 11/01/2004 (b)              254
                   A1+     VMIG1++     200   Boston, Massachusetts, Water and Sewer Commission, General
                                             Revenue Bonds, VRDN, Series A, 3.40% due 11/01/2024 (a)                 200
                   AAA     Aaa         300   Chelsea, Massachusetts, School Project Loan Act of 1948, UT,
                                             6% due 6/15/2002 (c)                                                    320
                   AAA     Aaa         215   Fall River, Massachusetts, GO, 6.30% due 6/01/1998 (e)                  222
                   A1+     NR*         200   Holyoke, Massachusetts, PCR, Refunding (Holyoke Water Power
                                             Project), VRDN, 3.25% due 11/01/2013 (a)                                200
                   AAA     Aaa         400   Lynn, Massachusetts, Water and Sewer Commission, Refunding,
                                             4.95% due 12/01/2002 (b)                                                408
                   A+      A1          100   Massachusetts Bay Transportation Authority, Massachusetts
                                             General Transportation System, Series A, 4.90% due 3/01/2004            100
                   AAA     Aaa         250   Massachusetts Educational Loan Authority, Educational Loan
                                             Revenue Refunding Bonds, AMT, Issue E, Series B, 5.50% due
                                             7/01/2001 (c)                                                           259
                   BBB+    Baa         500   Massachusetts Municipal Wholesale Electric Company, Power
                                             Supply System, Revenue Refunding Bonds, Series B, 6.375%
                                             due 7/01/2001                                                           531
                   A+      A1          750   Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001       803
                                             Massachusetts State Health and Educational Facilities Authority
                                             Revenue Bonds:
                   A1+     VMIG1++     300     (Harvard University), VRDN, Series I, 3.50% due 8/01/2017 (a)         300
                   AAA     Aaa         200     Refunding (Baystate Medical Center), Series O, 4.60% due
                                               7/01/2002 (b)                                                         199
                   A-1     VMIG1++     200   Massachusetts State Industrial Finance Agency, PCR, Refunding
                                             (North East Power Company), VRDN, 3.60% due 10/01/2022 (a)              200
                   AAA     Aaa         320   Massachusetts State Industrial Finance Agency Revenue Bonds
                                             (Babson College), Series A, 5.40% due 10/01/2003 (e)                    333
                   AA      A1          300   Massachusetts State Special Obligation Revenue Bonds (Highway
                                             Improvement Loan), Series A, 5.90% due 6/01/2001                        316
                   AAA     Aaa         500   Massachusetts State Water Resource Authority, Series A, 6.75%
                                             due 7/15/2002 (d)                                                       561
                   NR*     A1          500   New England Educational Loan Marketing Corp., Massachusetts
                                             Student Loan Revenue Bonds, AMT, Sub-Issue F, 6.60% due 9/01/2002       538


Puerto Rico--4.2%  A       Baa1        250   Puerto Rico Public Buildings Authority, Guaranteed Public
                                             Education and Health Facilities, Refunding, Series K, 6.60%
                                             due 7/01/2004                                                           271


                   Total Investments (Cost--$6,133)--97.4%                                                         6,309

                   Other Assets Less Liabilities--2.6%                                                               169
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $ 6,478
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)FGIC Insured.
                (c)AMBAC Insured.
                (d)Prerefunded.
                (e)MBIA Insured.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                   Michigan Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
Michigan--93.2%    AAA     Aaa     $   200   Anchor Bay, Michigan, School District, UT, 6.30% due
                                             5/01/2004 (d)                                                       $   219
                   A1+     VMIG1++     100   Bruce Township, Michigan, Hospital Finance Authority,
                                             Health Care System Revenue Bonds (Sisters of Charity--Saint
                                             Joseph's), VRDN, Series A, 3.45% due 5/01/2018 (a)(d)                   100
                   AAA     Aaa         150   Chippewa Valley, Michigan Schools, Refunding, UT, 4.90%
                                             due 5/01/2004 (c)                                                       151
                   AAA     Aaa         250   Dearborn, Michigan, Economic Development Corp., Hospital
                                             Revenue Bonds (Oakwood Obligated Group), Series A, 6.95% due
                                             8/15/2001 (d)(e)                                                        279
                   NR*     P1          100   Delta County, Michigan, Economic Development Corp.,
                                             Environmental Improvement Revenue Bonds (Mead Escanaba Paper),
                                             DATES, Series E, 3.60% due 12/01/2023 (a)                               100
                   AAA     Aaa         200   Detroit, Michigan, Distributable State Aid, Refunding, UT,
                                             5.70% due 5/01/2001 (b)                                                 208
                   AAA     Aaa         250   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
                                             6.20% due 7/01/2004 (c)                                                 271
                   AAA     Aaa         200   Eastern Michigan University, General Revenue Refunding Bonds,
                                             5.40% due 6/01/1998 (b)                                                 204
                   AAA     Aaa         200   Gull Lake, Michigan, Community School District, GO, UT, 6.80%
                                             due 5/01/2001 (c)(e)                                                    221
                   A-1     VMIG1++     100   Michigan Higher Education Student Loan Authority Revenue Bonds,
                                             VRDN, AMT, Series XII-D, 3.55% due 10/01/2015 (a)(b)                    100
                                             Michigan Municipal Bond Authority Revenue Bonds:
                   AAA     Aaa         200     (Local Government Loan Program), Series C, 5.50% due 5/01/2003 (d)    209
                   AA      Aa          450     Refunding (Local Government--Qualified School), Series A, 6%
                                               due 5/01/2001                                                         476
                   AA      Aa          200     (State Revolving Fund), 7% due 10/01/2004 (f)                         228
                   AA-     A1          200   Michigan State Building Authority, Revenue Refunding Bonds,
                                             Series I, 6.40% due 10/01/2004                                          216
                   AA-     A1          200   Michigan State Comprehensive Transportation, Revenue Refunding
                                             Bonds, Series B, 5.625% due 5/15/2003                                   210
                   NR*     Aaa         100   Michigan State Hospital Finance Authority, Revenue Bonds
                                             (McLaren Obligated Group), Series A, 7.50% due 9/15/2001 (e)            114
                   A1+     NR*         100   Michigan State Housing Development Authority, Rental Housing
                                             Revenue Refunding Bonds, VRDN, Series C, 3.60% due 4/01/2019 (a)        100
                   AA      Aa          200   Michigan State Recreation Program, GO, 6% due 11/01/2004                216
                   A1+     VMIG1++     100   Michigan State Strategic Fund, Limited Obligation Revenue
                                             Bonds (United Waste Systems Inc. Project), VRDN, AMT, 3.65%
                                             due 4/01/2010 (a)                                                       100
                   NR*     P1          100   Michigan State Strategic Fund, PCR, Refunding (Consumers Power
                                             Project), VRDN, Series A, 3.70% due 4/15/2018 (a)                       100
                   NR*     VMIG1++     100   Michigan State Strategic Fund, Solid Waste Disposal Revenue
                                             Bonds (Grayling Generating Project), VRDN, AMT, 3.65% due
                                             1/01/2014 (a)                                                           100
                   AAA     Aaa         160   Michigan State Underground Storage Tank, Financial Assurance
                                             Authority, Revenue Refunding Bonds, Series I, 6% due 5/01/2004 (b)      172
                   AAA     Aaa         235   Royal Oak, Michigan, Refunding, UT, 4% due 10/01/1997 (b)               236


Puerto Rico--4.9%  AAA     Aaa         200   Puerto Rico Public Buildings Authority, Guaranteed Public
                                             Education and Health Facilities, Series L, 6.875% due 7/01/2002 (e)     226


                   Total Investments (Cost--$4,437)--98.1%                                                         4,556

                   Other Assets Less Liabilities--1.9%                                                                86
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $ 4,642
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)AMBAC Insured.
                (c)FGIC Insured.
                (d)MBIA Insured.
                (e)Prerefunded.
                (f)Escrowed to maturity.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.



                   New Jersey Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
New Jersey--       NR*     Aaa     $   350   Bergen County, New Jersey, General Improvement Bonds, UT,
93.5%                                        5.20% due 10/01/1999                                                $   361
                   NR*     NR*         400   East Orange, New Jersey, BAN (Water and Sewer), GO, UT,
                                             4.75% due 8/28/1997                                                     401
                   AAA     Aaa         600   Elizabeth, New Jersey, General Improvement and Sewer Utility,
                                             Refunding, GO, UT, 6% due 8/15/2004 (b)                                 647
                   SP1+    VMIG1++     300   Mercer County, New Jersey, Improvement Authority Revenue Bonds,
                                             VRDN, 3.15% due 11/01/1998 (a)                                          300
                   AA+     Aaa         400   Monmouth County, New Jersey, General Improvement Bonds, GO,
                                             UT, 6.625% due 8/01/2000                                                421
                   NR*     NR*         195   New Brunswick, New Jersey, Temporary Notes, UT, 4% due
                                             12/09/1997 (e)                                                          195
                   A1+     VMIG1++     300   New Jersey Sports and Exposition Authority (State Contract),
                                             VRDN, Series C, 3.35% due 9/01/2024 (a)(c)                              300
                   AAA     Aaa       1,000   New Jersey State, EDA, Market Transition Facility Revenue
                                             Bonds, Senior Lien, Series A, 7% due 7/01/2004 (c)                    1,130
                   A-1     Aaa         300   New Jersey State, EDA, Water Facilities Revenue Refunding
                                             Bonds (United Water of New Jersey, Inc. Project), VRDN, Series
                                             A, 3.45% due 11/01/2026 (a)(b)                                          300
                   NR*     Aaa         200   New Jersey State Transportation Trust Fund Authority
                                             (Transportation System), Series A, 5.40% due 12/15/2002 (f)             209
                   AAA     VMIG1++     300   New Jersey State Turnpike Authority, Turnpike Revenue
                                             Refunding Bonds, VRDN, Series D, 3.35% due 1/01/2018 (a) (d)            300
                   NR*     Aa          400   Ocean County, New Jersey, Utilities Authority, Wastewater
                                             Revenue Bonds, Series A, 6.125% due 1/01/2003                           430
                   AAA     Aaa       1,310   Port Authority of New York and New Jersey, Consolidated
                                             Refunding Bonds, AMT, UT, 97th Series, 7.10% due 7/15/2004 (d)        1,494
                   AA+     Aaa         340   Union County, New Jersey, Refunding, GO, UT, 5.875% due 3/01/1999       353


Puerto Rico--4.8%  SP-1+   MIG1++      350   Puerto Rico Commonwealth, TRAN, Series 1997-A, 4% due 7/30/1997         351


                   Total Investments (Cost--$6,952)--98.3%                                                         7,192

                   Other Assets Less Liabilities--1.7%                                                               127
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $ 7,319
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)AMBAC Insured.
                (c)MBIA Insured.
                (d)FGIC Insured.
                (e)Bank Qualified.
                (f)Escrowed to maturity.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.




SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                   New York Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
New York--98.8%                              Nassau County, New York, General Improvement Bonds, UT (c):
                   AAA     Aaa     $   400     Series O, 5.625% due 8/01/2004                                    $   423
                   AAA     Aaa         700     Series Q, 5.10% due 8/01/2003                                         720
                   AAA     Aaa         750   New York City, New York, IDA, Civic Facilities Revenue
                                             Bonds (USTA National Tennis Center Project), 6% due 11/15/2003 (d)      805
                   AA-     Aa          800   New York City, New York, Municipal Assistance Corporation,
                                             Series 68, 7.10% due 7/01/2000                                          864
                   A1+     VMIG1++     600   New York City, New York, Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Bonds, VRDN,Series 93-C, 3.65%
                                             due 6/15/2022 (a)(c)                                                    600
                   BBB+    Baa1        610   New York City, New York, Refunding, UT, Series A, 6% due 8/01/2000      634
                   A-      A         1,000   New York State, Crossover Refunding, 7% due 11/15/2002                1,117
                   AAA     Aaa         500   New York State Dormitory Authority Revenue Bonds (College and
                                             University Education Loan), AMT, 6.30% due 7/01/2002 (e)                541
                   AA      Aa          700   New York State Dormitory Authority Revenue Refunding Bonds
                                             (Cornell University), 5% due 7/01/2005                                  717
                   A1+     VMIG1++     400   New York State Energy Research and Development Authority, PCR
                                             (New York Electric and Gas), VRDN, Series D, 3.65% due
                                             10/01/2029 (a)                                                          400
                   A-      Aa          400   New York State Environmental Facilities Corporation, PCR, State
                                             Water Revolving Fund, New York City Municipal Water Finance
                                             Authority Project, Series E, 5.60% due 6/15/1999                        414
                   A-      A           600   New York State Environmental Quality, GO, 6% due 12/01/2004             645
                   A-      A           505   New York State, GO, 6% due 7/15/2006                                    544
                   A-      A           735   New York State, GO, Refunding, Series B, 6.25% due 8/15/2004            800
                                             New York State Local Government Assistance Corporation:
                   A       A           625     Series A, 7% due 4/01/2005                                            688
                   AAA     Aaa         600     Series D, 7% due 4/01/2002 (b)                                        677
                                             New York State Medical Care Facilities Finance Agency, Revenue
                                             Bonds, Series A:
                   AAA     Aaa         725     (Mental Health Services Facilities), 7.75% due 2/15/2001 (b)          825
                   NR*     Aa3         500     (Saratoga Hospital Project), 5.25% due 11/01/2004                     510
                   AA      Aa          655     (Security Mortgage Program, Adult Day Care), 6% due 11/15/2003 (f)    696
                   AA      NR*         675   New York State Tax Exempt Revenue Bonds (Rochester Museum &
                                             Science), 5.60% due 12/01/2015                                          685
                   AAA     VMIG1++     100   New York State Thruway Authority, General Revenue Bonds, VRDN,
                                             3.65% due 1/01/2024 (a)(c)                                              100
                   BBB     Baa1        450   New York State Urban Development Corporation, Revenue Refunding
                                             Bonds (Center for Industrial Innovation Project), 4.60% due
                                             1/01/1998                                                               453
                   AAA     Aaa         760   Port Authority of New York and New Jersey, Refunding, AMT, UT,
                                             Consolidated 97th Series, 7.10% due 7/15/2003 (c)                       859
                   AA      A1          700   Rockland County, New York, Sewer District, UT, 7.70% due
                                             6/01/1997 (b)                                                           723
                                             Triborough Bridge and Tunnel Authority, New York:
                   A+      Aa          340     Revenue Bonds, Series R, 6.90% due 1/01/2000                          365
                   A1+     VMIG1++     200     Special Obligation, VRDN, 3.40% due 1/01/2024 (a)(c)                  200


                   Total Investments (Cost--$15,617)--98.8%                                                       16,005

                   Other Assets Less Liabilities--1.2%                                                               196
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $16,201
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)Prerefunded.
                (c)FGIC Insured.
                (d)FSA Insured.
                (e)MBIA Insured.
                (f)SONYMA Insured.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.



                   Pennsylvania Limited Maturity Municipal Bond Fund

                   S&P     Moody's    Face                                                                         Value
STATE              Ratings Ratings   Amount  Issue                                                               (Note 1a)
Pennsylvania--     NR*     A1      $   200   Allegheny County, Pennsylvania, IDA, Revenue Refunding
85.7%                                        Bonds (Commercial Development Parkway Center Mall Project),
                                             VRDN, Series A, 3.70% due 5/01/2009 (a)                             $   200
                   AAA     Aaa         400   Beaver County, Pennsylvania, Hospital Authority, Revenue
                                             Refunding Bonds (Medical Center of Beaver County, Inc.),
                                             5.70% due 7/01/1999 (c)                                                 414
                   A1+     P1          200   Beaver County, Pennsylvania, IDA, PCR, Refunding (Duquesne
                                             Light Company--Beaver Valley), VRDN, Series A, 3.50% due
                                             8/01/2020 (a)                                                           200
                   AA      Aa        1,000   Bucks County, Pennsylvania, UT, Series A, 5.95% due 3/01/2000         1,047
                   AA-     NR*         400   Chester County, Pennsylvania, Health and Educational Facilities
                                             Authority, Health System Revenue Bonds(Mainline Health System),
                                             Series A, 3.95% due 5/15/1997                                           400
                   A2      VMIG1++     200   Chester County, Pennsylvania, IDA, IDR, Refunding (General
                                             Motors Corporation Project), VRDN, 3.60% due 8/01/2001 (a)              200
                   AA      Aa2         100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project),
                                             UPDATES, 3.65% due 12/01/2009 (a)                                       100
                   AA      Aa          250   Delaware County, Pennsylvania, Refunding, GO, UT, 4.80% due
                                             10/01/2004                                                              251
                   NR*     VMIG1++     400   Pennsylvania Energy Development Authority, Energy Development
                                             Revenue Bonds (B&W Ebensburg Project), VRDN, AMT, 3.55% due
                                             12/01/2011 (a)                                                          400
                   AA      Aa          275   Pennsylvania State Higher Educational Facilities Authority,
                                             College and University Revenue Refunding Bonds (University
                                             of Pennsylvania), Series A, 4.70% due 9/01/1997                         277
                   A+      Aa3         380   Pennsylvania State Higher Educational Facilities Authority,
                                             Revenue Refunding Bonds (Thomas Jefferson University), Series A,
                                             5.75% due 8/15/1998                                                     391
                   AAA     Aaa         255   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
                                             Bonds, Series O, 5.35% due 12/01/2002 (d)                               265
                                             Philadelphia, Pennsylvania, Hospitals and Higher Education
                                             Facilities Authority, Hospital Revenue Bonds:
                   NR*     Aaa       1,000     (Children's Hospital of Philadelphia Project), Series A, 6.50%
                                               due 2/15/2002 (e)                                                   1,102
                   A-      NR*         650     (Children's Seashore House), Series B, 7% due 8/15/2003               713
                   SP1+    MIG1++      400   Philadelphia, Pennsylvania, School District, TRAN, 4.50% due
                                             6/30/1997                                                               401
                   SP1     MIG1++      400   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1997         401
                   AAA     Aaa         400   Union County, Pennsylvania, Higher Educational Facilities
                                             Financing Authority, Revenue Refunding Bonds(Bucknell
                                             University), 6% due 4/01/2002 (b)                                       425
                   AAA     Aaa         325   Washington County, Pennsylvania, Lease Authority, Municipal
                                             Facility Revenue Bonds (Shadyside Hospital Project), Series
                                             C, Sub-Series C1-A, 7.45% due 6/15/2000 (c)(e)(f)                       364


Puerto Rico--      A-      Baa1      1,000   Puerto Rico Municipal Finance Agency, GO, UT, Series A, 5.80%
11.8%                                        due 7/01/2004                                                         1,044


                   Total Investments (Cost--$8,436)--97.5%                                                         8,595

                   Other Assets Less Liabilities--2.5%                                                               217
                                                                                                                 -------
                   Net Assets--100.0%                                                                            $ 8,812
                                                                                                                 =======

                (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1997.
                (b)MBIA Insured.
                (c)AMBAC Insured.
                (d)FGIC Insured.
                (e)Prerefunded.
                (f)Escrowed to maturity.
                  *Not Rated.
                 ++Highest short-term rating by Moody's Investors Service, Inc.

                   See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES


                                                                  Arizona       California      Florida     Massachusetts
                                                                  Limited        Limited        Limited        Limited
                    As of January 31, 1997                        Maturity       Maturity       Maturity       Maturity
Assets:             Investments, at value* (Note 1a)           $  3,688,593   $ 13,743,699   $ 25,762,859   $  6,309,540
                    Cash                                             61,911         11,621         22,994         94,615
                    Receivables:
                      Interest                                       24,689        244,170        367,456         73,229
                      Securities sold                               208,961             --             --             --
                      Investment adviser (Note 2)                    19,716             --             --         17,123
                      Beneficial interest sold                           --             --             --          8,395
                    Deferred organization expenses
                    (Note 1e)                                            --          8,453         28,115          4,599
                    Prepaid registration fees and other
                    assets (Note 1e)                                 15,954            642         11,244         10,162
                                                               ------------   ------------   ------------   ------------
                    Total assets                                  4,019,824     14,008,585     26,192,668      6,517,663
                                                               ------------   ------------   ------------   ------------

Liabilities:        Payables:
                      Securities purchased                          100,179             --             --             --
                      Beneficial interest redeemed                       --         75,450         15,109             25
                      Dividends to shareholders (Note 1f)             2,036          8,196         16,462          3,917
                      Investment adviser (Note 2)                        --          1,851          8,221             --
                      Distributor (Note 2)                              875          2,946          4,228          1,379
                    Accrued expenses and other liabilities           27,085         31,951         39,570         34,486
                                                               ------------   ------------   ------------   ------------
                    Total liabilities                               130,175        120,394         83,590         39,807
                                                               ------------   ------------   ------------   ------------

Net Assets:         Net assets                                 $  3,889,649   $ 13,888,191   $ 26,109,078   $  6,477,856
                                                               ============   ============   ============   ============

Net Assets          Class A Shares of beneficial interest,
Consist of:         $.10 par value, unlimited shares
                    authorized                                 $      8,003   $     31,242   $     82,166   $     13,579
                    Class B Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       27,126         89,203        115,098         41,804
                    Class C Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                        1,364            549          1,095          2,700
                    Class D Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                        2,089         17,015         63,385          6,793
                    Paid-in capital in excess of par              3,776,070     13,695,797     26,075,769      6,567,355
                    Undistributed (accumulated) realized
                    capital gain (losses) on investments
                    --net (Note 5)                                   14,773       (507,808)      (798,015)      (330,522)
                    Unrealized appreciation on
                    investments--net                                 60,224        562,193        569,580        176,147
                                                               ------------   ------------   ------------   ------------
                    Net assets                                 $  3,889,649   $ 13,888,191   $ 26,109,078   $  6,477,856
                                                               ============   ============   ============   ============

Net Asset Value:    Class A: Net assets                        $    806,824   $  3,144,196   $  8,197,614   $  1,355,773
                                                               ============   ============   ============   ============
                             Shares outstanding                      80,028        312,417        821,660        135,791
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.08   $      10.06   $       9.98   $       9.98
                                                               ============   ============   ============   ============
                    Class B: Net assets                        $  2,734,464   $  8,976,276   $ 11,482,487   $  4,174,610
                                                               ============   ============   ============   ============
                             Shares outstanding                     271,256        892,034      1,150,983        418,038
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.08   $      10.06   $       9.98   $       9.99
                                                               ============   ============   ============   ============
                    Class C: Net assets                        $    137,635   $     55,237   $    108,546   $    269,432
                                                               ============   ============   ============   ============
                             Shares outstanding                      13,644          5,489         10,949         27,003
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.09   $      10.06   $       9.91   $       9.98
                                                               ============   ============   ============   ============
                    Class D: Net assets                        $    210,726   $  1,712,482   $  6,320,431   $    678,041
                                                               ============   ============   ============   ============
                             Shares outstanding                      20,890        170,147        633,850         67,928
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.09   $      10.06   $       9.97    $      9.98
                                                               ============   ============   ============   ============

                    *Identified cost                           $  3,628,369  $  13,181,506   $ 25,193,279   $  6,133,393
                                                               ============   ============   ============   ============


                                                                 Michigan       New Jersey      New York    Pennsylvania
                                                                 Limited         Limited        Limited        Limited
                    As of January 31, 1997                       Maturity        Maturity       Maturity       Maturity
Assets:             Investments, at value* (Note 1a)           $  4,555,473   $  7,192,278   $ 16,005,068   $  8,594,741
                    Cash                                             24,977          2,135         63,277         71,011
                    Receivables:
                      Securities sold                                    --      1,145,960             --             --
                      Interest                                       59,755         90,173        214,300        145,643
                      Beneficial interest sold                           --             --             --        184,823
                      Investment adviser (Note 2)                    24,062          8,031          4,000          8,648
                    Deferred organization expenses
                    (Note 1e)                                         4,045          6,610          7,246          6,183
                    Prepaid registration fees and other
                    assets (Note 1e)                                  7,914         10,280          5,166          8,464
                                                               ------------   ------------   ------------   ------------
                    Total assets                                  4,676,226      8,455,467     16,299,057      9,019,513
                                                               ------------   ------------   ------------   ------------

Liabilities:        Payables:
                      Securities purchased                               --      1,054,945             --             --
                      Beneficial interest redeemed                    9,900         32,685         50,500        170,226
                      Dividends to shareholders
                      (Note 1f)                                       2,841          4,566         10,716          4,914
                      Distributor (Note 2)                              667          1,517          3,348          2,116
                    Accrued expenses and other liabilities           20,994         43,042         33,499         29,978
                                                               ------------   ------------   ------------   ------------
                    Total liabilities                                34,402      1,136,755         98,063        207,234
                                                               ------------   ------------   ------------   ------------

Net Assets:         Net assets                                 $  4,641,824   $  7,318,712   $ 16,200,994   $  8,812,279
                                                               ============   ============   ============   ============

Net Assets          Class A Shares of beneficial interest,
Consist of:         $.10 par value, unlimited shares
                    authorized                                 $     14,579   $     18,535   $     24,418   $      7,818
                    Class B Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       17,472         45,423         94,498         60,758
                    Class C Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                           12          2,977          2,064             76
                    Class D Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       14,430          5,555         39,406         18,159
                    Paid-in capital in excess of par              4,628,295      7,230,123     15,897,977      8,629,915
                    Accumulated realized capital losses
                    on investments--net (Note 5)                   (151,856)      (224,095)      (245,496)       (63,511)
                    Unrealized appreciation on
                    investments--net                                118,892        240,194        388,127        159,064
                                                               ------------   ------------   ------------   ------------
                    Net assets                                 $  4,641,824   $  7,318,712   $ 16,200,994   $  8,812,279
                                                               ============   ============   ============   ============

Net Asset Value:    Class A: Net assets                        $  1,455,820   $  1,877,848   $  2,466,228   $    793,585
                                                               ============   ============   ============   ============
                             Shares outstanding                     145,785        185,352        244,181         78,182
                                                               ============   ============   ============   ============
                             Net asset value                   $       9.99   $      10.13   $      10.10   $      10.15
                                                               ============   ============   ============   ============
                    Class B: Net assets                        $  1,744,840   $  4,604,701   $  9,545,036   $  6,166,761
                                                               ============   ============   ============   ============
                             Shares outstanding                     174,722        454,234        944,973        607,581
                                                               ============   ============   ============   ============
                             Net asset value                   $       9.99   $      10.14   $      10.10   $      10.15
                                                               ============   ============   ============   ============
                    Class C: Net assets                        $      1,199   $    273,258   $    208,361   $      7,676
                                                               ============   ============   ============   ============
                             Shares outstanding                         120         29,765         20,635            753
                                                               ============   ============   ============   ============
                             Net asset value                   $       9.99   $       9.18   $      10.10   $      10.19
                                                               ============   ============   ============   ============
                    Class D: Net assets                        $  1,439,965   $    562,905   $  3,981,369   $  1,844,257
                                                               ============   ============   ============   ============
                             Shares outstanding                     144,302         55,551        394,063        181,589
                                                               ============   ============   ============   ============
                             Net asset value                   $       9.98   $      10.13   $      10.10   $      10.16
                                                               ============   ============   ============   ============

                    *Identified cost                           $  4,436,581   $  6,952,084   $ 15,616,941   $  8,435,677
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                 Arizona        California      Florida     Massachusetts
                                                                 Limited         Limited        Limited        Limited
                    For the Six Months Ended January 31, 1997    Maturity        Maturity       Maturity       Maturity
Investment Income   Interest and amortization of premium
(Note 1d)           and discount earned                        $     98,398   $    358,947   $    690,570   $    173,182


Expenses:           Investment advisory fees (Note 2)                 7,401         25,974         48,013         12,430
                    Accounting services (Note 2)                     13,957         19,107         29,731         25,275
                    Professional fees                                19,086         18,682         20,497         22,624
                    Account maintenance and distribution
                    fees--Class B (Note 2)                            4,993         16,474         22,792          7,997
                    Registration fees (Note 1e)                      15,477          8,094          6,790          9,689
                    Printing and shareholder reports                  4,400         12,178         17,588          3,212
                    Trustees' fees and expenses                       1,365          3,771          6,868          1,911
                    Custodian fees                                    1,563          2,105          2,357          1,629
                    Pricing fees                                      1,180          2,196          1,662          1,556
                    Transfer agent fees--Class B (Note 2)             1,154          1,675          1,912          1,346
                    Account maintenance fees--Class D
                    (Note 2)                                            206          1,079          3,155            379
                    Transfer agent fees--Class A (Note 2)               295            477            919            369
                    Transfer agent fees--Class D (Note 2)               146            320            721            185
                    Amortization of organization expenses
                    (Note 1e)                                            --          1,917          6,093          1,016
                    Account maintenance and distribution
                    fees--Class C (Note 2)                              104             43             52            203
                    Transfer agent fees--Class C (Note 2)                57             14             14             74
                    Other                                               687          3,773          1,335            455
                                                               ------------   ------------   ------------   ------------
                    Total expenses before reimbursement              72,071        117,879        170,499         90,350
                    Reimbursement of expenses (Note 2)              (46,680)       (14,842)            --        (46,257)
                                                               ------------   ------------   ------------   ------------
                    Total expenses after reimbursement               25,391        103,037        170,499         44,093
                                                               ------------   ------------   ------------   ------------
                    Investment income--net                           73,007        255,910        520,071        129,089
                                                               ------------   ------------   ------------   ------------

Realized &          Realized gain on investments--net                86,211         21,915         81,579         21,735
Unrealized          Change in unrealized appreciation on
Gain (Loss) on      investments--net                                (84,407)         4,346        (27,491)        (3,357)
Investments--Net                                               ------------   ------------   ------------   ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting
                    from Operations                            $     74,811   $    282,171   $    574,159   $    147,467
                                                               ============   ============   ============   ============


                                                                  Michigan      New Jersey      New York    Pennsylvania
                                                                  Limited        Limited        Limited        Limited
                    For the Six Months Ended January 31, 1997     Maturity       Maturity       Maturity       Maturity
Investment Income   Interest and amortization of premium
(Note 1d):          and discount earned                        $    100,485   $    194,530   $    441,033   $    212,779

Expenses:           Professional fees                                20,223         19,918         19,059         20,002
                    Accounting services (Note 2)                     20,104         15,913         16,975         21,480
                    Investment advisory fees (Note 2)                 7,268         14,025         31,587         15,777
                    Account maintenance and distribution
                    fees--Class B (Note 2)                            3,175          8,571         17,478         11,060
                    Registration fees (Note 1e)                      12,571          7,399         11,726          7,186
                    Printing and shareholder reports                  2,753          3,293         11,571          3,421
                    Trustees' fees and expenses                       1,017          2,191          4,392          2,314
                    Custodian fees                                    1,114          1,871          2,457          2,069
                    Pricing fees                                      1,418          1,144          1,328          1,425
                    Transfer agent fees--Class B (Note 2)               762          1,335          2,010          1,697
                    Amortization of organization expenses
                    (Note 1e)                                           891          1,550          1,668          1,385
                    Account maintenance fees--Class D
                    (Note 2)                                            376            280          2,299            933
                    Transfer agent fees--Class A (Note 2)               556            529            529            183
                    Transfer agent fees--Class D (Note 2)               251            130            746            414
                    Account maintenance and distribution
                    fees--Class C (Note 2)                               --            209            158              2
                    Transfer agent fees--Class C (Note 2)                 2             72             51              3
                    Other                                             6,560            554             --            795
                                                               ------------   ------------   ------------   ------------
                    Total expenses before reimbursement              79,041         78,984        124,034         90,146
                    Reimbursement of expenses (Note 2)              (55,762)       (31,856)       (40,926)       (33,075)
                                                               ------------   ------------   ------------   ------------
                    Total expenses after reimbursement               23,279         47,128         83,108         57,071
                                                               ------------   ------------   ------------   ------------
                    Investment income--net                           77,206        147,402        357,925        155,708
                                                               ------------   ------------   ------------   ------------

Realized &          Realized gain on investments--net                21,697         69,121         15,783         37,355
Unrealized          Change in unrealized appreciation on
Gain (Loss) on      investments--net                                 (5,765)       (51,395)        63,501         (1,758)
Investments--Net                                               ------------   ------------   ------------   ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting
                    from Operations                            $     93,138   $    165,128   $    437,209   $    191,305
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                  Arizona Limited Maturity   California Limited Maturity

                                                                For the Six       For the     For the Six      For the
                                                                Months Ended     Year Ended   Months Ended    Year Ended
                                                                 January 31,      July 31,     January 31,     July 31,
                    Increase (Decrease) in Net Assets:              1997           1996           1997           1996
Operations:         Investment income--net                     $     73,007   $    229,407   $    255,910   $    562,881
                    Realized gain (loss) on investments
                    --net                                            86,211           (691)        21,915        (14,506)
                    Change in unrealized appreciation on
                    investments--net                                (84,407)       (45,086)         4,346        102,333
                                                               ------------   ------------   ------------   ------------
                    Net increase in net assets resulting
                    from operations                                  74,811        183,630        282,171        650,708
                                                               ------------   ------------   ------------   ------------
Dividends to        Investment income--net:
Shareholders          Class A                                       (15,282)       (37,685)       (59,305)      (130,650)
(Note 1f):            Class B                                       (47,761)      (164,444)      (156,935)      (362,918)
                      Class C                                        (2,460)        (1,762)          (990)        (2,149)
                      Class D                                        (7,504)       (25,516)       (38,680)       (67,164)
                                                               ------------   ------------   ------------   ------------
                    Net decrease in net assets resulting
                    from dividends to shareholders                  (73,007)      (229,407)      (255,910)      (562,881)
                                                               ------------   ------------   ------------   ------------

Beneficial Interest Net decrease in net assets derived
Transactions        from beneficial interest transactions          (564,183)    (1,767,011)    (1,458,881)      (491,496)
(Note 4):                                                      ------------   ------------   ------------   ------------

Net Assets:         Total decrease in net assets                   (562,379)    (1,812,788)    (1,432,620)      (403,669)
                    Beginning of period                           4,452,028      6,264,816     15,320,811     15,724,480
                                                               ------------   ------------   ------------   ------------
                    End of period                              $  3,889,649   $  4,452,028   $ 13,888,191   $ 15,320,811
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS (concluded)
                                                  Florida                Massachusetts                 Michigan
                                              Limited Maturity          Limited Maturity           Limited Maturity

                                      For the Six     For the      For the Six    For the      For the Six      For the
                    Increase          Months Ended   Year Ended    Months Ended  Year Ended    Months Ended   Year Ended
                    (Decrease)         January 31,     July 31,     January 31,    July 31,     January 31,     July 31,
                    in Net Assets:       1997           1996          1997          1996           1997           1996
Operations:         Investment
                    income --net   $    520,071   $  1,189,088  $    129,089   $    335,521  $     77,206   $    182,546
                    Realized gain
                    (loss) on
                    investments
                    --net                81,579         (1,278)       21,735         18,219        21,697         10,083
                    Change in
                    unrealized
                    appreciation
                    on investments
                    --net               (27,491)      (174,866)       (3,357)       (13,084)       (5,765)       (23,665)
                                   ------------   ------------  ------------   ------------  ------------   ------------
                    Net increase
                    in net assets
                    resulting from
                    operations          574,159      1,012,944       147,467        340,656        93,138        168,964
                                   ------------   ------------  ------------   ------------  ------------   ------------

Dividends &         Investment
Distributions to    income--net:
Shareholders          Class A          (160,057)      (361,872)      (29,213)      (118,129)      (30,914)       (85,288)
(Note 1f):            Class B          (236,119)      (557,931)      (80,507)      (180,877)      (32,067)       (80,829)
                      Class C            (1,333)          (522)       (5,048)       (14,474)          (21)           (41)
                      Class D          (122,562)      (268,763)      (14,321)       (22,041)      (14,204)       (16,388)
                    Realized gain
                    on investments
                    --net:
                      Class A                --             --            --             --          (568)            --
                      Class B                --             --            --             --          (668)            --
                      Class C                --             --            --             --            --++           --
                      Class D                --             --            --             --          (543)            --
                                   ------------   ------------  ------------   ------------  ------------   ------------
                    Net decrease
                    in net assets
                    resulting from
                    dividends and
                    distributions
                    to shareholders    (520,071)    (1,189,088)     (129,089)      (335,521)      (78,985)      (182,546)
                                   ------------   ------------  ------------   ------------  ------------   ------------

Beneficial Interest Net increase
Transactions        (decrease) in
(Note 4):           net assets
                    derived from
                    beneficial
                    interest
                    transactions     (1,967,095)    (5,075,030)     (936,692)    (2,526,578)      602,600     (1,013,383)
                                   ------------   ------------  ------------   ------------  ------------   ------------

Net Assets:         Total increase
                    (decrease) in
                    net assets       (1,913,007)    (5,251,174)     (918,314)    (2,521,443)      616,753     (1,026,965)
                    Beginning of
                    period           28,022,085     33,273,259     7,396,170      9,917,613     4,025,071      5,052,036
                                   ------------   ------------  ------------   ------------  ------------   ------------
                    End of period  $ 26,109,078   $ 28,022,085  $  6,477,856   $  7,396,170  $  4,641,824   $  4,025,071
                                   ============   ============  ============   ============  ============   ============


                                               New Jersey                 New York                   Pennsylvania
                                            Limited Maturity          Limited Maturity             Limited Maturity

                                      For the Six     For the      For the Six    For the      For the Six      For the
                    Increase          Months Ended   Year Ended    Months Ended  Year Ended    Months Ended   Year Ended
                    (Decrease)         January 31,     July 31,     January 31,    July 31,     January 31,     July 31,
                    in Net Assets:       1997           1996          1997          1996           1997           1996
Operations:         Investment
                    income--net    $    147,402   $    365,818  $    357,925   $    671,149  $    155,708   $    320,744
                    Realized
                    gain (loss)
                    on
                    investments
                    --net                69,121        (12,586)       15,783         27,501        37,355            364
                    Change in
                    unrealized
                    appreciation
                    on
                    investments
                    --net               (51,395)       (41,469)       63,501        (22,206)       (1,758)        12,631
                                   ------------   ------------  ------------   ------------  ------------   ------------

                    Net increase
                    in net assets
                    resulting
                    from
                    operations          165,128        311,763       437,209        676,444       191,305        333,739
                                   ------------   ------------  ------------   ------------  ------------   ------------

Dividends to        Investment
Shareholders        income--net:
(Note 1f):            Class A           (44,532)      (107,284)      (68,135)      (174,431)      (15,399)       (37,384)
                      Class B           (86,970)      (241,855)     (191,471)      (381,150)     (106,414)      (254,375)
                      Class C            (5,221)        (4,447)       (4,235)        (5,588)          (50)        (1,049)
                      Class D           (10,679)       (12,232)      (94,084)      (109,980)      (33,845)       (27,936)
                                   ------------   ------------  ------------   ------------  ------------   ------------
                    Net decrease
                    in net
                    assets
                    resulting
                    from dividends
                    to
                    shareholders       (147,402)      (365,818)     (357,925)      (671,149)     (155,708)      (320,744)
                                   ------------   ------------  ------------   ------------  ------------   ------------

Beneficial Interest Net
Transactions        increase
(Note 4):           (decrease) in
                    net assets
                    derived from
                    beneficial
                    interest
                    transactions     (1,326,101)    (1,750,465)   (1,798,414)     1,937,339      (127,819)       150,949
                                   ------------   ------------  ------------   ------------  ------------   ------------

Net Assets:         Total
                    increase
                    (decrease)
                    in net
                    assets           (1,308,375)    (1,804,520)   (1,719,130)     1,942,634       (92,222)       163,944
                    Beginning
                    of period         8,627,087     10,431,607    17,920,124     15,977,490     8,904,501      8,740,557
                                   ------------   ------------  ------------   ------------  ------------   ------------
                    End of
                    period         $  7,318,712   $  8,627,087  $ 16,200,994   $ 17,920,124  $  8,812,279   $  8,904,501
                                   ------------   ------------  ------------   ------------  ------------   ------------

                  ++Amount is less than $1.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                 Arizona Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.08        $ 10.17        $  9.97        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .19            .41            .43            .23
                    Realized and unrealized gain (loss) on
                    investments--net                                     --++++       (.09)           .20           (.03)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .19            .32            .63            .20
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.19)          (.41)          (.43)          (.23)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.08        $ 10.08        $ 10.17        $  9.97
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                1.90%+++       3.16%          6.47%          2.02%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .94%*          .74%           .35%           .02%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          3.15%*         2.27%          2.05%          1.82%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.71%*         4.01%          4.31%          3.37%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $   807        $   813        $ 1,054        $ 2,103
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               31.63%         43.53%        182.58%        142.37%
                                                                    =======        =======        =======        =======

                                                                                  Arizona Limited Maturity

                                                                                            Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.08        $ 10.16        $  9.97        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .17            .37            .39            .20
                    Realized and unrealized gain (loss) on
                    investments--net                                     --++++       (.08)           .19           (.03)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .17            .29            .58            .17
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.17)          (.37)          (.39)          (.20)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.08        $ 10.08        $ 10.16        $  9.97
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                1.72%+++       2.88%          5.99%          1.78%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.30%*         1.09%           .72%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          3.51%*         2.61%          2.44%          2.18%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.35%*         3.65%          3.95%          3.02%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 2,734        $ 2,885        $ 5,191        $ 5,575
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               31.63%         43.53%        182.58%        142.37%
                                                                    =======        =======        =======        =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
                                                                            Arizona Limited Maturity

                                                                      Class C                      Class D


                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.08    $ 10.17    $  9.89   $ 10.08   $ 10.17    $  9.89
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .18        .37        .29       .19       .40        .33
                    Realized and unrealized gain (loss)
                    on investments--net                         .01       (.09)       .28       .01      (.09)       .28
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .19        .28        .57       .20       .31        .61
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.18)      (.37)      (.29)     (.19)     (.40)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.09    $ 10.08    $ 10.17   $ 10.09   $ 10.08    $ 10.17
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        1.92%+++   2.78%      5.90%+++  1.95%+++  3.05%      6.34%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.10%*     1.03%      1.05%*    1.04%*     .90%       .55%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  3.31%*     2.80%      2.79%*    3.23%*    2.42%      2.39%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.54%*     3.86%      3.80%*    3.64%*    3.88%      4.31%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $   138    $   135    $     1   $   211   $   619    $    19
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       31.63%     43.53%    182.58%    31.63%    43.53%    182.58%
                                                            =======    =======    =======   =======   =======    =======

                                                                                California Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.05        $  9.99        $  9.88        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .19            .39            .42            .24
                    Realized and unrealized gain (loss) on
                    investments--net                                    .01            .06            .11           (.12)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .20            .45            .53            .12
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.19)          (.39)          (.42)          (.24)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.06        $ 10.05        $  9.99        $  9.88
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.00%+++       4.56%          5.60%          1.23%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.15%*          .94%           .40%           .02%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.35%*         1.30%          1.44%          1.16%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.69%*         3.89%          4.36%          3.54%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 3,144        $ 3,162        $ 3,527        $ 3,804
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                                7.58%         11.09%        124.72%        130.10%
                                                                    =======        =======        =======        =======



                                                                                California Limited Maturity

                                                                                          Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.04        $  9.99        $  9.88        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .17            .36            .39            .21
                    Realized and unrealized gain (loss) on
                    investments--net                                    .02            .05            .11           (.12)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .19            .41            .50            .09
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.17)          (.36)          (.39)          (.21)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.06        $ 10.04        $  9.99        $  9.88
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                1.91%+++       4.08%          5.23%           .99%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.50%*         1.30%           .76%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.70%*         1.66%          1.80%          1.52%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.33%*         3.53%          4.00%          3.19%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 8,976        $ 9,919        $10,363        $11,430
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                                7.58%         11.09%        124.72%        130.10%
                                                                    =======        =======        =======        =======


                                                                           California Limited Maturity

                                                                      Class C                        Class D

                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.05    $  9.99    $  9.76   $ 10.05   $  9.99    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .18        .37        .31       .18       .38        .33
                    Realized and unrealized gain on
                    investments--net                            .01        .06        .23       .01       .06        .23
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .19        .43        .54       .19       .44        .56
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.18)      (.37)      (.31)     (.18)     (.38)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.06    $ 10.05    $  9.99   $ 10.06   $ 10.05    $  9.99
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        1.91%+++   4.35%      5.60%+++  1.95%+++  4.46%      5.85%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.32%*     1.14%       .82%*    1.25%*    1.06%       .66%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.52%*     1.50%      1.98%*    1.45%*    1.40%      1.81%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.52%*     3.69%      4.04%*    3.58%*    3.77%      4.28%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $    55    $    55    $    64   $ 1,713   $ 2,185    $ 1,771
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                        7.58%     11.09%    124.72%     7.58%    11.09%    124.72%
                                                            =======    =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
                                                                                  Florida Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.96        $ 10.02       $   9.87        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .20            .40            .43            .24
                    Realized and unrealized gain (loss) on
                    investments--net                                    .02           (.06)           .15           (.13)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .22            .34            .58            .11
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.20)          (.40)          (.43)          (.24)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.98        $  9.96        $ 10.02        $  9.87
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.25%+++       3.45%          6.05%          1.12%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.05%*          .89%           .39%           .02%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.05%*          .97%          1.03%           .86%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.98%*         4.01%          4.39%          3.54%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 8,198        $ 7,874        $ 9,849        $14,868
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               24.14%         39.90%        138.97%        136.71%
                                                                    =======        =======        =======        =======

                                                                                    Florida Limited Maturity
                                                                                            Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.96        $ 10.02        $  9.88        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .18            .37            .40            .21
                    Realized and unrealized gain (loss) on
                    investments--net                                    .02           (.06)           .14           (.12)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .20            .31            .54            .09
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.18)          (.37)          (.40)          (.21)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.98        $  9.96        $ 10.02        $  9.88
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.07%+++       3.08%          5.57%           .99%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.41%*         1.24%           .75%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.41%*         1.32%          1.38%          1.23%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.63%*         3.66%          4.05%          3.19%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $11,482        $13,690        $16,213        $18,179
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               24.14%         39.90%        138.97%        136.71%
                                                                    =======        =======        =======        =======


                                                                              Florida Limited Maturity

                                                                      Class C                         Class D
                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.90    $ 10.01    $  9.76   $  9.95   $ 10.01    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .19        .36        .29       .20       .39        .33
                    Realized and unrealized gain (loss)
                    on investments--net                         .01       (.11)       .25       .02      (.06)       .25
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .20        .25        .54       .22       .33        .58
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.19)      (.36)      (.29)     (.20)     (.39)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $  9.91    $  9.90    $ 10.01   $  9.97   $  9.95    $ 10.01
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        2.06%+++   2.48%      5.65%+++  2.20%+++  3.35%      6.07%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.22%*     1.21%      1.09%*    1.15%*     .99%       .67%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.22%*     1.23%      1.67%*    1.15%*    1.07%      1.19%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.83%*     3.75%      3.83%*    3.88%*    3.91%      4.23%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $   109    $    52    $     1   $ 6,320   $ 6,406    $ 7,210
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       24.14%     39.90%    138.97%    24.14%    39.90%+++ 138.97%+++
                                                            =======    =======    =======   =======   =======    =======


                                                                              Massachusetts Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.96        $  9.96        $  9.95        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .20            .40            .44            .25
                    Realized and unrealized gain (loss) on
                    investments--net                                    .02             --++++        .02           (.05)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .22            .40            .46            .20
                                                                    -------        -------        -------        -------
                    Less dividends and distributions:
                      Investment income--net                           (.20)          (.40)          (.44)          (.25)
                      Realized gain on investments--net                  --             --           (.01)            --
                                                                    -------        -------        -------        -------
                    Total dividends and distributions                  (.20)          (.40)          (.45)          (.25)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.98        $  9.96        $  9.96        $  9.95
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.20%+++       4.08%          4.79%          2.01%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .99%*          .77%           .37%           .03%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          2.30%*         2.15%          1.71%          1.17%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.88%*         4.04%          4.45%          3.69%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 1,356        $ 1,719        $ 4,453        $ 8,097
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                                9.37%         22.71%         89.96%         57.80%
                                                                    =======        =======        =======        =======

                                                                              Massachusetts Limited Maturity

                                                                                          Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.96        $  9.96        $  9.95        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .18            .37            .40            .22
                    Realized and unrealized gain (loss) on
                    investments--net                                    .03             --++++        .02           (.05)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .21            .37            .42            .17
                                                                    -------        -------        -------        -------
                    Less dividends and distributions:
                      Investment income--net                           (.18)          (.37)          (.40)          (.22)
                      Realized gain on investments--net                  --             --           (.01)            --
                                                                    -------        -------        -------        -------
                    Total dividends and distributions                  (.18)          (.37)          (.41)          (.22)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.99        $  9.96        $  9.96        $  9.95
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.12%+++       3.70%          4.41%          1.77%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.35%*         1.16%           .74%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          2.66%*         2.61%          2.08%          1.54%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.52%*         3.66%          4.08%          3.28%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 4,175        $ 4,577        $ 4,800        $ 8,046
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                                9.37%         22.71%         89.96%         57.80%
                                                                    =======        =======        =======        =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

                                                                        Massachusetts Limited Maturity

                                                                      Class C                        Class D

                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.95    $  9.96    $  9.82   $  9.96   $  9.96    $  9.82
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .19        .39        .33       .19       .39        .34
                    Realized and unrealized gain (loss)
                    on investments--net                         .03       (.01)       .15       .02        --++++    .15
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .22        .38        .48       .21       .39        .49
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                   (.19)      (.39)      (.33)     (.19)     (.39)      (.34)
                      Realized gain on investments--net          --         --       (.01)       --        --       (.01)
                                                            -------    -------    -------   -------   -------    -------
                    Total dividends and distributions          (.19)      (.39)      (.34)     (.19)     (.39)      (.35)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $  9.98    $  9.95    $  9.96   $  9.98   $  9.96    $  9.96
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        2.22%+++   3.81%      5.00%+++  2.15%+++  3.97%      5.09%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.15%*      .94%       .67%*    1.09%*     .93%       .70%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  2.45%*     2.37%      2.23%*    2.40%*    2.42%      2.31%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.73%*     3.88%      4.32%*    3.78%*    3.89%      4.21%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $   269    $   210    $   413   $   678   $   890    $   253
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                        9.37%     22.71%     89.96%     9.37%    22.71%     89.96%
                                                            =======    =======    =======   =======   =======    =======


                                                                                Michigan Limited Maturity

                                                                                          Class A
                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.94        $  9.98        $  9.92        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .20            .41            .44            .24
                    Realized and unrealized gain (loss) on
                    investments--net                                    .05           (.04)           .06           (.08)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .25            .37            .50            .16
                                                                    -------        -------        -------        -------
                    Less dividends and distributions:
                      Investment income--net                           (.20)          (.41)          (.44)          (.24)
                      Realized gain on investments--net                  --++++         --             --             --
                                                                    -------        -------        -------        -------
                    Total dividends and distributions                  (.20)          (.41)          (.44)          (.24)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.99        $  9.94        $  9.98        $  9.92
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.55%+++       3.71%          5.16%          1.66%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .94%*          .74%           .27%           .02%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          3.66%*         2.78%          2.18%          2.01%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.90%*         4.06%          4.42%          3.59%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 1,456        $ 1,641        $ 2,302        $ 3,435
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               14.22%         32.92%         93.08%        204.15%
                                                                    =======        =======        =======        =======


                                                                                Michigan Limited Maturity

                                                                                          Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $  9.94        $  9.98        $  9.92        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .18            .37            .40            .22
                    Realized and unrealized gain (loss) on
                    investments--net                                    .05           (.04)           .06           (.08)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .23            .33            .46            .14
                                                                    -------        -------        -------        -------
                    Less dividends and distributions:
                      Investment income--net                           (.18)          (.37)          (.40)          (.22)
                      Realized gain on investments--net                  --++++         --             --             --
                                                                    -------        -------        -------        -------
                    Total dividends and distributions                  (.18)          (.37)          (.40)          (.22)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $  9.99        $  9.94        $  9.98        $  9.92
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.37%+++       3.32%          4.78%          1.42%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.31%*         1.10%           .65%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          4.02%*         3.14%          2.56%          2.38%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.53%*         3.70%          4.09%          3.21%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 1,745        $ 1,842        $ 2,494        $ 2,411
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               14.22%         32.92%         93.08%        204.15%
                                                                    =======        =======        =======        =======


                                                                             Michigan Limited Maturity

                                                                       Class C                       Class D
                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.94    $  9.98    $  9.76   $  9.94   $  9.97    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .18        .36        .30       .19       .40        .34
                    Realized and unrealized gain (loss)
                    on investments--net                         .05       (.04)       .22       .04      (.03)       .21
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .23        .32        .52       .23       .37        .55
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                   (.18)      (.36)      (.30)     (.19)     (.40)      (.34)
                      Realized gain on investments--net          --++++     --         --        --++++    --         --
                                                            -------    -------    -------   -------   -------    -------
                    Total dividends and distributions          (.18)      (.36)      (.30)     (.19)     (.40)      (.34)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $  9.99    $  9.94    $  9.98   $  9.98   $  9.94    $  9.97
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        2.38%+++   3.20%      5.40%+++  2.40%+++  3.71%      5.72%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.30%*     1.24%       .96%*    1.04%*     .87%       .44%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  3.96%*     3.31%      2.90%*    3.60%*    3.06%      2.38%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.56%*     3.57%      3.80%*    3.78%*    3.94%      4.47%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $     1    $     1    $     1   $ 1,440   $   541    $   254
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       14.22%     32.92%     93.08%    14.22%    32.92%     93.08%
                                                            =======    =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)
                                                                              New Jersey Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.11        $ 10.15        $  9.94        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .20            .41            .42            .23
                    Realized and unrealized gain (loss) on
                    investments--net                                    .02           (.04)           .21           (.06)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .22            .37            .63            .17
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.20)          (.41)          (.42)          (.23)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.13        $ 10.11        $ 10.15        $  9.94
                                                                    =======        =======        =======        =======
Total Investment    Based on net asset value per share                2.21%+++       3.68%          6.45%          1.73%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .94%*          .76%           .34%           .03%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.74%*         1.78%          1.69%          1.14%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.91%*         4.02%          4.10%          3.45%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 1,878        $ 2,663        $ 2,401        $ 5,933
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               15.81%          6.57%        131.56%        205.04%
                                                                    =======        =======        =======        =======


                                                                              New Jersey Limited Maturity

                                                                                          Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.11        $ 10.16        $  9.95        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .18            .37            .38            .20
                    Realized and unrealized gain (loss) on
                    investments--net                                    .03           (.05)           .21           (.05)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .21            .32            .59            .15
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.18)          (.37)          (.38)          (.20)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.14        $ 10.11        $ 10.16        $  9.95
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.13%+++       3.21%          6.07%          1.59%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.30%*         1.10%           .73%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          2.10%*         2.12%          2.15%          1.52%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.55%*         3.67%          3.80%          3.04%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 4,605        $ 5,152        $ 7,593        $ 7,885
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               15.81%          6.57%        131.56%        205.04%
                                                                    =======        =======        =======        =======

                                                                            New Jersey Limited Maturity


                                                                       Class C                       Class D

                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.16    $  9.20    $  9.86   $ 10.11   $ 10.16    $  9.85
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .18        .34        .26       .20       .40        .32
                    Realized and unrealized gain (loss)
                    on investments--net                         .02       (.04)      (.66)      .02      (.05)       .31
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .20        .30       (.40)      .22       .35        .63
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.18)      (.34)      (.26)     (.20)     (.40)      (.32)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $  9.18    $  9.16    $  9.20   $ 10.13   $ 10.11    $ 10.16
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        2.15%+++   3.24%     (4.01%)+++ 2.16%+++  3.48%      6.51%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.10%*     1.00%       .55%*    1.04%*     .84%       .62%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.89%*     2.04%      2.22%*    1.84%*    1.86%      2.07%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.76%*     3.82%      4.06%*    3.81%*    3.93%      4.17%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $   273    $   272    $     1   $   563   $   540    $   437
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       15.81%      6.57%    131.56%    15.81%     6.57%    131.56%
                                                            =======    =======    =======   =======   =======    =======



                                                                                New York Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.06        $ 10.05        $  9.91        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .22            .43            .44            .25
                    Realized and unrealized gain (loss) on
                    investments--net                                    .04            .01            .14           (.09)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .26            .44            .58            .16
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.22)          (.43)          (.44)          (.25)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.10        $ 10.06        $ 10.05        $  9.91
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.56%+++       4.46%          6.03%          1.61%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .70%*          .50%           .33%           .03%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.15%*         1.38%          1.30%          1.24%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            4.19%*         4.28%          4.49%          3.68%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 2,466        $ 3,723        $ 4,811        $ 5,290
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               26.83%         51.47%        139.16%        152.73%
                                                                    =======        =======        =======        =======



                                                                                  New York Limited Maturity
                                                                                            Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.06        $ 10.05        $  9.91        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .20            .40            .41            .22
                    Realized and unrealized gain (loss) on
                    investments--net                                    .04            .01            .14           (.09)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .24            .41            .55            .13
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.20)          (.40)          (.41)          (.22)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.10        $ 10.06        $ 10.05        $  9.91
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.38%+++       4.08%          5.66%          1.37%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.05%*          .87%           .69%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          1.51%*         1.75%          1.65%          1.60%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.83%*         3.91%          4.11%          3.31%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 9,545        $10,071        $ 8,822        $ 9,743
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               26.83%         51.47%        139.16%        152.73%
                                                                    =======        =======        =======        =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (concluded)
                                                                            New York Limited Maturity

                                                                       Class C                        Class D

                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.06    $ 10.05    $  9.78   $ 10.06   $ 10.05    $  9.78
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .21        .42        .30       .21       .42        .34
                    Realized and unrealized gain on
                    investments--net                            .04        .01        .27       .04       .01        .27
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .25        .43        .57       .25       .43        .61
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.21)      (.42)      (.30)     (.21)     (.42)      (.34)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.10    $ 10.06    $ 10.05   $ 10.10   $ 10.06    $ 10.05
                                                            =======    =======    =======   =======   =======    =======
Total Investment    Based on net asset value per share        2.47%+++   4.28%      5.97%+++  2.51%+++  4.35%      6.37%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement             .86%*      .71%       .63%*     .80%*     .62%       .48%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.31%*     1.59%      1.63%*    1.25%*    1.49%      1.48%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    4.03%*     4.06%      4.21%*    4.09%*    4.16%      4.47%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $   208    $   214    $    38   $ 3,982   $ 3,912    $ 2,306
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       26.83%     51.47%    139.16%    26.83%    51.47%    139.16%
                                                            =======    =======    =======   =======   =======    =======




                                                                              Pennsylvania Limited Maturity

                                                                                          Class A

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.11        $ 10.10        $  9.95        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .19            .41            .42            .23
                    Realized and unrealized gain (loss) on
                    investments--net                                    .04            .01            .15           (.05)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .23            .42            .57            .18
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.19)          (.41)          (.42)          (.23)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.15        $ 10.11        $ 10.10        $  9.95
                                                                    =======        =======        =======        =======

Total Investment    Based on net asset value per share                2.32%+++       4.18%          5.89%          1.85%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                     .99%*          .80%           .38%           .02%*
Net Assets:                                                         =======        =======        =======        =======

                    Expenses                                          1.73%*         1.63%          1.90%          1.48%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.73%*         4.01%          4.25%          3.46%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $   793        $   833        $   943         $  990
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               20.30%         30.90%        141.52%        237.47%
                                                                    =======        =======        =======        =======




                                                                              Pennsylvania Limited Maturity

                                                                                          Class B

                                                                    For the                                     For the
                    The following per share data and ratios           Six                                       Period
                    have been derived from information provided      Months               For the               Nov. 26,
                    in the financial statements.                     Ended              Year Ended             1993++ to
                                                                    Jan. 31,              July 31,              July 31,
                    Increase (Decrease) in Net Asset Value:           1997           1996           1995          1994
Per Share           Net asset value, beginning of period            $ 10.11        $ 10.10        $  9.95        $ 10.00
Operating                                                           -------        -------        -------        -------
Performance:        Investment income--net                              .17            .37            .39            .21
                    Realized and unrealized gain (loss) on
                    investments--net                                    .04            .01            .15           (.05)
                                                                    -------        -------        -------        -------
                    Total from investment operations                    .21            .38            .54            .16
                                                                    -------        -------        -------        -------
                    Less dividends from investment income--net         (.17)          (.37)          (.39)          (.21)
                                                                    -------        -------        -------        -------
                    Net asset value, end of period                  $ 10.15        $ 10.11        $ 10.10        $  9.95
                                                                    =======        =======        =======        =======
Total Investment    Based on net asset value per share                2.13%+++       3.80%          5.51%          1.61%+++
Return:**                                                           =======        =======        =======        =======

Ratios to Average   Expenses, net of reimbursement                    1.35%*         1.15%           .73%           .38%*
Net Assets:                                                         =======        =======        =======        =======
                    Expenses                                          2.09%*         1.99%          2.25%          1.83%*
                                                                    =======        =======        =======        =======
                    Investment income--net                            3.37%*         3.65%          3.87%          3.05%*
                                                                    =======        =======        =======        =======

Supplemental        Net assets, end of period (in thousands)        $ 6,167        $ 6,264        $ 7,414        $ 9,532
Data:                                                               =======        =======        =======        =======
                    Portfolio turnover                               20.30%         30.90%        141.52%        237.47%
                                                                    =======        =======        =======        =======


                                                                           Pennsylvania Limited Maturity

                                                                       Class C                       Class D

                    The following per share data and
                    ratios have been derived from           For the              For the   For the               For the
                    information provided in the               Six     For the     Period     Six     For the     Period
                    financial statements.                    Months     Year     Oct. 21,   Months    Year       Oct. 21,
                                                             Ended     Ended     1994++ to  Ended     Ended     1994++ to
                    Increase (Decrease) in Net              Jan. 31,  July 31,   July 31,  Jan. 31,  July 31,    July 31,
                    Asset Value:                             1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.15    $ 10.10    $  9.84   $ 10.11   $ 10.10   $   9.84
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .17        .38        .29       .19       .40        .33
                    Realized and unrealized gain on
                    investments--net                            .04        .05        .26       .05       .01        .26
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .21        .43        .55       .24       .41        .59
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.17)      (.38)      (.29)     (.19)     (.40)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.19    $ 10.15    $ 10.10   $ 10.16   $ 10.11    $ 10.10
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        2.11%+++   4.28%      5.68%+++  2.37%+++  4.07%      6.10%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.28%*      .97%      1.05%*    1.09%*     .96%       .57%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.95%*     1.83%      2.55%*    1.83%*    1.71%      2.08%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.41%*     3.84%      3.77%*    3.63%*    3.84%      4.30%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $     8    $     1    $     1   $ 1,844   $ 1,807    $   382
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       20.30%     30.90%    141.52%    20.30%    30.90%    141.52%
                                                            =======    =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of eight separate series: Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch California Limited Maturity Municipal Bond Fund, Merrill Lynch Florida Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, Merrill Lynch New York Limited Maturity Municipal Bond Fund, and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of results for the interim period presented. All such adjustments are of a normal recurring nature. Each series of the Trust is referred to herein as a "Fund". The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The pro-cedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period beginning with commencement of operations. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of 0.35% of that Fund's average daily net assets.

For the six months ended January 31, 1997, FAM had voluntarily waived management fees and reimbursed each Fund for additional expenses as follows:


                         Arizona       California      Florida
                         Limited        Limited        Limited
                         Maturity       Maturity       Maturity

Management fee           $ 7,401        $14,842             --
Additional expenses      $39,279             --             --


                       Massachusetts    Michigan      New Jersey
                         Limited        Limited        Limited
                         Maturity       Maturity       Maturity

Management fee           $12,430        $ 7,268        $14,025
Additional expenses      $33,827        $48,494        $17,831

                             New York          Pennsylvania
                         Limited Maturity    Limited Maturity

Management fee                $31,587            $15,777
Additional expenses           $ 9,339            $17,298


Pursuant to the distribution plans (the "Distribution Plans") adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                      Account Maintenance Fee  Distribution Fee

Class B                         0.15%              0.20%
Class C                         0.15%              0.20%
Class D                         0.10%                --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


               Arizona  California    Florida    Massachusetts
               Limited    Limited     Limited       Limited
              Maturity   Maturity    Maturity      Maturity

Class A:

MLFD             $  3        --           --            --
MLPF&S           $ 71        --           --            --

Class D:

MLFD             $ 11      $ 40         $ 55            --
MLPF&S           $104      $553         $521            $4



              Michigan  New Jersey   New York     Pennsylvania
              Limited    Limited     Limited       Limited
              Maturity   Maturity    Maturity      Maturity

Class A:

MLFD               --        --           --            --
MLPF&S             --        --         $  5            --

Class D:

MLFD             $ 46      $  2         $  8          $  5
MLPF&S           $350      $ 47         $190          $210


MLPF&S received contingent deferred sales charges relating to transactions in Class B Shares of beneficial interest as follows:


                                                       Class B
                                                        Shares

Arizona Limited Maturity                               $   387
California Limited Maturity                              4,270
Florida Limited Maturity                                 4,303
Massachusetts Limited Maturity                             101
Michigan Limited Maturity                                  197
New Jersey Limited Maturity                              2,323
New York Limited Maturity                                1,658
Pennsylvania Limited Maturity                            2,320


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1997 were as follows:

                                    Purchases         Sales

Arizona Limited Maturity           $   918,545     $ 1,764,488
California Limited Maturity            936,241       1,083,130
Florida Limited Maturity             6,096,289       6,460,326
Massachusetts Limited Maturity         528,563         919,640
Michigan Limited Maturity              930,159         479,425
New Jersey Limited Maturity            921,445       2,292,514
New York Limited Maturity            4,060,191       4,069,828
Pennsylvania Limited Maturity        1,309,108       1,478,851




NOTES TO FINANCIAL STATEMENTS (continued)



Net realized and unrealized gains (losses) as of January 31, 1997 were as follows:


                                     Realized     Unrealized
Arizona Limited Maturity              Gains         Gains

Long-term investments               $  86,211      $  59,880
Short-term investments                     --            344
                                    ---------      ---------
Total                               $  86,211      $  60,224
                                    =========      =========



                                     Realized     Unrealized
California Limited Maturity           Gains         Gains

Long-term investments               $  21,915      $ 562,193
                                    ---------      ---------
Total                               $  21,915      $ 562,193
                                    =========      =========



                                     Realized     Unrealized
Florida Limited Maturity              Gains         Gains

Long-term investments               $  81,524      $ 569,580
Short-term investments                     55             --
                                    ---------      ---------
Total                               $  81,579      $ 569,580
                                    =========      =========

                                     Realized     Unrealized
Massachusetts Limited Maturity        Gains         Gains

Long-term investments               $  21,735      $ 176,147
                                    ---------      ---------
Total                               $  21,735      $ 176,147
                                    =========      =========



                                     Realized     Unrealized
Michigan Limited Maturity             Gains         Gains

Long-term investments               $  21,697      $ 118,892
                                    ---------      ---------
Total                               $  21,697      $ 118,892
                                    =========      =========



                                                  Unrealized
                                     Realized       Gains
New Jersey Limited Maturity           Gains        (Losses)

Long-term investments               $  69,121      $ 240,212
Short-term investments                     --            (18)
                                    ---------      ---------
Total                               $  69,121      $ 240,194
                                    =========      =========



                                     Realized     Unrealized
New York Limited Maturity             Gains         Gains

Long-term investments               $  15,783      $ 388,127
                                    ---------      ---------
Total                               $  15,783      $ 388,127
                                    =========      =========



                                     Realized     Unrealized
Pennsylvania Limited Maturity         Gains         Gains

Long-term investments               $  37,355      $ 158,018
Short-term investments                     --          1,046
                                    ---------      ---------
Total                               $  37,355      $ 159,064
                                    =========      =========

As of January 31, 1997, net unrealized appreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


Limited             Gross          Gross           Net         Aggregate
Maturity          Unrealized     Unrealized     Unrealized      Cost of
Portfolio        Appreciation   Depreciation   Appreciation   Investments

Arizona            $ 60,224             --      $ 60,224      $ 3,628,369
California          562,193             --       562,193       13,181,506
Florida             596,437      $ (26,857)      569,580       25,193,279
Massachusetts       180,305         (4,158)      176,147        6,133,393
Michigan            119,497           (605)      118,892        4,436,581
New Jersey          240,770           (576)      240,194        6,952,084
New York            388,127             --       388,127       15,616,941
Pennsylvania        159,064             --       159,064        8,435,677


4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions for the six months ended January 31, 1997 and the year ended July 31, 1996, respectively, were as follows:


                                            For the Six         For the
Increase (Decrease) in                      Months Ended       Year Ended
Beneficial Interest Transactions           Jan. 31, 1997     July 31, 1996

Arizona Limited Maturity                    $   (564,183)    $ (1,767,011)
California Limited Maturity                   (1,458,881)        (491,496)
Florida Limited Maturity                      (1,967,095)      (5,075,030)
Massachusetts Limited Maturity                  (936,692)      (2,526,578)
Michigan Limited Maturity                        602,600       (1,013,383)
New Jersey Limited Maturity                   (1,326,101)      (1,750,465)
New York Limited Maturity                     (1,798,414)       1,937,339
Pennsylvania Limited Maturity                   (127,819)         150,949


Transactions in shares of beneficial interest for each class were as follows:

Arizona Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               784    $     7,891
Shares issued to shareholders in
reinvestment of dividends                 563          5,679
                                  -----------    -----------
Total issued                            1,347         13,570
Shares redeemed                        (2,012)       (20,276)
                                  -----------    -----------
Net decrease                             (665)   $    (6,706)
                                  ===========    ===========


Arizona Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             5,200    $    52,303
Shares issued to shareholders in
reinvestment of dividends               1,441         14,637
                                  -----------    -----------
Total issued                            6,641         66,940
Shares redeemed                       (29,641)      (304,005)
                                  -----------    -----------
Net decrease                          (23,000)   $  (237,065)
                                  ===========    ===========


Arizona Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               570    $     5,727
Shares issued to shareholders in
reinvestment of dividends               2,387         24,073
                                  -----------    -----------
Total issued                            2,957         29,800
Automatic conversion of shares         (1,017)       (10,248)
Shares redeemed                       (16,971)      (171,223)
                                  -----------    -----------
Net decrease                          (15,031)   $  (151,671)
                                  ===========    ===========

Arizona Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            43,937    $   449,980
Shares issued to shareholders in
reinvestment of dividends               7,003         66,184
                                  -----------    -----------
Total issued                           50,940        516,164
Shares redeemed                      (275,350)    (2,797,058)
                                  -----------    -----------
Net decrease                         (224,410)   $(2,280,894)
                                  ===========    ===========


Arizona Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               100    $     1,008
Shares issued to shareholders in
reinvestment of dividends                 249          2,519
                                  -----------    -----------
Total issued                              349          3,527
Shares redeemed                          (100)        (1,006)
                                  -----------    -----------
Net increase                              249    $     2,521
                                  ===========    ===========


Arizona Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            13,124    $   132,973
Shares issued to shareholders in
reinvestment of dividends                 162          1,633
                                  -----------    -----------
Total issued                           13,286        134,606
Shares redeemed                            (4)           (41)
                                  -----------    -----------
Net increase                           13,282    $   134,565
                                  ===========    ===========

Arizona Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             1,449    $    14,601
Automatic conversion of shares          1,018         10,248
Shares issued to shareholders in
reinvestment of dividends                 325          3,279
                                  -----------    -----------
Total issued                            2,792         28,128
Shares redeemed                       (43,319)      (436,455)
                                  -----------    -----------
Net decrease                          (40,527)   $  (408,327)
                                  ===========    ===========


Arizona Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           104,371    $ 1,066,013
Shares issued to shareholders in
reinvestment of dividends               2,220         22,565
                                  -----------    -----------
Total issued                          106,591      1,088,578
Shares redeemed                       (47,001)      (472,195)
                                  -----------    -----------
Net increase                           59,590    $   616,383
                                  ===========    ===========


California Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               790    $     7,959
Shares issued to shareholders in
reinvestment of dividends               1,555         15,647
                                  -----------    -----------
Total issued                            2,345         23,606
Shares redeemed                        (4,634)       (46,585)
                                  -----------    -----------
Net decrease                           (2,289)   $   (22,979)
                                  ===========    ===========


California Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             8,087    $    80,919
Shares issued to shareholders in
reinvestment of dividends               3,445         34,639
                                  -----------    -----------
Total issued                           11,532        115,558
Shares redeemed                       (49,796)      (500,770)
                                  -----------    -----------
Net decrease                          (38,264)   $  (385,212)
                                  ===========    ===========


NOTES TO FINANCIAL STATEMENTS (continued)


California Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                           156,513    $ 1,578,202
Shares issued to shareholders in
reinvestment of dividends               7,120         71,656
                                  -----------    -----------
Total issued                          163,633      1,649,858
Shares redeemed                      (259,100)    (2,607,932)
                                  -----------    -----------
Net decrease                          (95,467)   $  (958,074)
                                  ===========    ===========


California Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           210,376    $ 2,110,120
Shares issued to shareholders in
reinvestment of dividends              15,717        158,020
                                  -----------    -----------
Total issued                          226,093      2,268,140
Automatic conversion of shares         (7,895)       (80,134)
Shares redeemed                      (267,935)    (2,686,717)
                                  -----------    -----------
Net decrease                          (49,737)   $  (498,711)
                                  ===========    ===========


California Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                   3    $        22
                                  -----------    -----------
Net increase                                3    $        22
                                  ===========    ===========


California Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                                24    $       250
Shares issued to shareholders in
reinvestment of dividends                   8             78
                                  -----------    -----------
Total issued                               32            328
Shares redeemed                          (983)        (9,913)
                                  -----------    -----------
Net decrease                             (951)   $    (9,585)
                                  ===========    ===========


California Limited Maturity


Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            23,566    $   236,850
Shares issued to shareholders in
reinvestment of dividends                 908          9,131
                                  -----------    -----------
Total issued                           24,474        245,981
Shares redeemed                       (71,859)      (723,831)
                                  -----------    -----------
Net decrease                          (47,385)   $  (477,850)
                                  ===========    ===========

California Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           105,834    $ 1,060,270
Automatic conversion of shares          7,895         80,134
Shares issued to shareholders in
reinvestment of dividends               1,093         10,986
                                  -----------    -----------
Total issued                          114,822      1,151,390
Shares redeemed                       (74,548)      (749,378)
                                  -----------    -----------
Net increase                           40,274    $   402,012
                                  ===========    ===========


Florida Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            50,584    $   505,745
Shares issued to shareholders in
reinvestment of dividends               3,734         37,220
                                  -----------    -----------
Total issued                           54,318        542,965
Shares redeemed                       (23,568)      (235,397)
                                  -----------    -----------
Net increase                           30,750    $   307,568
                                  ===========    ===========


Florida Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            91,796    $   926,979
Shares issued to shareholders in
reinvestment of dividends              11,780        118,180
                                  -----------    -----------
Total issued                          103,576      1,045,159
Shares redeemed                      (296,045)    (2,960,805)
                                  -----------    -----------
Net decrease                         (192,469)   $(1,915,646)
                                  ===========    ===========

Florida Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            75,935    $   758,252
Shares issued to shareholders in
reinvestment of dividends              10,757        107,223
                                  -----------    -----------
Total issued                           86,692        865,475
Automatic conversion of shares         (3,635)       (36,364)
Shares redeemed                      (307,201)    (3,062,988)
                                  -----------    -----------
Net decrease                         (224,144)   $(2,233,877)
                                  ===========    ===========


Florida Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           374,709    $ 3,773,344
Shares issued to shareholders in
reinvestment of dividends              28,155        282,558
                                  -----------    -----------
Total issued                          402,864      4,055,902
Shares redeemed                      (646,498)    (6,500,752)
                                  -----------    -----------
Net decrease                         (243,634)   $(2,444,850)
                                  ===========    ===========


Florida Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             5,712    $    56,834
Shares issued to shareholders in
reinvestment of dividends                  33            317
                                  -----------    -----------
Net increase                            5,745    $    57,151
                                  ===========    ===========


Florida Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             6,623    $    65,559
Shares issued to shareholders in
reinvestment of dividends                   4             41
                                  -----------    -----------
Total issued                            6,627         65,600
Shares redeemed                        (1,536)       (15,483)
                                  -----------    -----------
Net increase                            5,091    $    50,117
                                  ===========    ===========


Florida Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                           155,954    $ 1,556,359
Automatic conversion of shares          3,635         36,364
Shares issued to shareholders in
reinvestment of dividends               2,560         25,508
                                  -----------    -----------
Total issued                          162,149      1,618,231
Shares redeemed                      (172,063)    (1,716,168)
                                  -----------    -----------
Net decrease                           (9,914)   $   (97,937)
                                  ===========    ===========


Florida Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           316,584    $ 3,192,506
Shares issued to shareholders in
reinvestment of dividends               4,342         43,518
                                  -----------    -----------
Total issued                          320,926      3,236,024
Shares redeemed                      (397,363)    (4,000,675)
                                  -----------    -----------
Net decrease                          (76,437)   $  (764,651)
                                  ===========    ===========

Massachusetts Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               528    $     5,243
Shares issued to shareholders in
reinvestment of dividends               1,442         14,385
                                  -----------    -----------
Total issued                            1,970         19,628
Shares redeemed                       (38,813)      (386,185)
                                  -----------    -----------
Net decrease                          (36,843)   $  (366,557)
                                  ===========    ===========


Massachusetts Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            22,851    $   226,189
Shares issued to shareholders in
reinvestment of dividends               7,410         74,223
                                  -----------    -----------
Total issued                           30,261        300,412
Shares redeemed                      (304,602)    (3,055,529)
                                  -----------    -----------
Net decrease                         (274,341)   $(2,755,117)
                                  ===========    ===========


Massachusetts Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            45,722    $   455,941
Shares issued to shareholders in
reinvestment of dividends               4,509         44,989
                                  -----------    -----------
Total issued                           50,231        500,930
Shares redeemed                       (91,687)      (916,252)
                                  -----------    -----------
Net decrease                          (41,456)   $  (415,322)
                                  ===========    ===========

Massachusetts Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           163,902    $ 1,649,909
Shares issued to shareholders in
reinvestment of dividends               9,837         98,401
                                  -----------    -----------
Total issued                          173,739      1,748,310
Shares redeemed                      (195,993)    (1,955,850)
                                  -----------    -----------
Net decrease                          (22,254)   $  (207,540)
                                  ===========    ===========


NOTES TO FINANCIAL STATEMENTS (continued)


Massachusetts Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             5,458    $    54,530
Shares issued to shareholders in
reinvestment of dividends                 411          4,097
                                  -----------    -----------
Net increase                            5,869    $    58,627
                                  ===========    ===========


Massachusetts Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends               1,201    $    12,027
Shares redeemed                       (21,496)      (212,811)
                                  -----------    -----------
Net decrease                          (20,295)   $  (200,784)
                                  ===========    ===========


Massachusetts Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               281    $     2,613
Shares issued to shareholders in
reinvestment of dividends                 731          7,474
                                  -----------    -----------
Total issued                            1,012         10,087
Shares redeemed                       (22,421)      (223,527)
                                  -----------    -----------
Net decrease                          (21,409)   $  (213,440)
                                  ===========    ===========


Massachusetts Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           101,394    $ 1,009,332
Shares issued to shareholders in
reinvestment of dividends               1,553         15,510
                                  -----------    -----------
Total issued                          102,947      1,024,842
Shares redeemed                       (38,979)      (387,979)
                                  -----------    -----------
Net increase                           63,968    $   636,863
                                  ===========    ===========


Michigan Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             1,003    $    10,000
Shares issued to shareholders in
reinvestment of dividends and
distributions                             779          7,771
                                  -----------    -----------
Total issued                            1,782         17,771
Shares redeemed                       (20,983)      (208,967)
                                  -----------    -----------
Net decrease                          (19,201)   $  (191,196)
                                  ===========    ===========

Michigan Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            40,664    $   405,188
Shares issued to shareholders in
reinvestment of dividends               1,529         15,293
                                  -----------    -----------
Total issued                           42,193        420,481
Shares redeemed                      (107,949)    (1,077,796)
                                  -----------    -----------
Net decrease                          (65,756)   $  (657,315)
                                  ===========    ===========


Michigan Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            10,507    $   105,010
Shares issued to shareholders in
reinvestment of dividends and
distributions                           2,217         22,123
                                  -----------    -----------
Total issued                           12,724        127,133
Shares redeemed                       (23,221)      (231,288)
                                  -----------    -----------
Net decrease                          (10,497)   $  (104,155)
                                  ===========    ===========


Michigan Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            36,451    $   365,718
Shares issued to shareholders in
reinvestment of dividends               5,013         50,143
                                  -----------    -----------
Total issued                           41,464        415,861
Shares redeemed                      (106,251)    (1,063,510)
                                  -----------    -----------
Net decrease                          (64,787)   $  (647,649)
                                  ===========    ===========


Michigan Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares issued to shareholders in
reinvestment of dividends and
distributions                               3     $       22
                                  -----------    -----------
Net increase                                3     $       22
                                  ===========    ===========


Michigan Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                   4     $       41
                                  -----------    -----------
Net increase                                4     $       41
                                  ===========    ===========

Michigan Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                           105,057   $  1,049,619
Shares issued to shareholders in
reinvestment of dividends and
distributions                             836          8,342
                                  -----------    -----------
Total issued                          105,893      1,057,961
Shares redeemed                       (16,055)      (160,032)
                                  -----------    -----------
Net increase                           89,838    $   897,929
                                  ===========    ===========


Michigan Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            29,731    $   298,909
Shares issued to shareholders in
reinvestment of dividends               1,126         11,245
                                  -----------    -----------
Total issued                           30,857        310,154
Shares redeemed                        (1,878)       (18,614)
                                  -----------    -----------
Net increase                           28,979    $   291,540
                                  ===========    ===========


New Jersey Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             4,099    $    41,574
Shares issued to shareholders in
reinvestment of dividends               3,703         37,482
                                  -----------    -----------
Total issued                            7,802         79,056
Shares redeemed                       (85,886)      (869,757)
                                  -----------    -----------
Net decrease                          (78,084)   $  (790,701)
                                  ===========    ===========

New Jersey Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           102,101    $ 1,042,636
Shares issued to shareholders in
reinvestment of dividends               8,892         90,367
                                  -----------    -----------
Total issued                          110,993      1,133,003
Shares redeemed                       (83,997)      (856,193)
                                  -----------    -----------
Net increase                           26,996    $   276,810
                                  ===========    ===========


New Jersey Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            66,891    $   677,666
Shares issued to shareholders in
reinvestment of dividends               5,837         59,150
                                  -----------    -----------
Total issued                           72,728        736,816
Automatic conversion of shares         (5,706)       (57,581)
Shares redeemed                      (122,212)    (1,236,538)
                                  -----------    -----------
Net decrease                          (55,190)   $  (557,303)
                                  ===========    ===========


New Jersey Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           107,343    $ 1,095,824
Shares issued to shareholders in
reinvestment of dividends              14,061        143,043
                                  -----------    -----------
Total issued                          121,404      1,238,867
Shares redeemed                      (359,338)    (3,646,563)
                                  -----------    -----------
Net decrease                         (237,934)   $(2,407,696)
                                  ===========    ===========

New Jersey Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                  70    $       642
Shares redeemed                           (1)             (4)
                                  -----------    -----------
Net increase                               69    $       638
                                  ===========    ===========


New Jersey Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            29,124    $   272,904
Shares issued to shareholders in
reinvestment of dividends                 459          4,199
                                  -----------    -----------
Net increase                           29,583    $   277,103
                                  ===========    ===========


New Jersey Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             3,411    $    34,361
Automatic conversion of shares          5,706         57,581
Shares issued to shareholders in
reinvestment of dividends                 922          9,343
                                  -----------    -----------
Total issued                           10,039        101,285
Shares redeemed                        (7,922)       (80,020)
                                  -----------    -----------
Net increase                            2,117    $    21,265
                                  ===========    ===========





NOTES TO FINANCIAL STATEMENTS (concluded)

New Jersey Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            47,184    $   477,087
Shares issued to shareholders in
reinvestment of dividends                 728          7,411
                                  -----------    -----------
Total issued                           47,912        484,498
Shares redeemed                       (37,500)      (381,180)
                                  -----------    -----------
Net increase                           10,412    $   103,318
                                  ===========    ===========


New York Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             8,093    $    81,659
Shares issued to shareholders in
reinvestment of dividends               4,290         43,268
                                  -----------    -----------
Total issued                           12,383        124,927
Shares redeemed                      (138,364)    (1,397,693)
                                  -----------    -----------
Net decrease                         (125,981)   $(1,272,766)
                                  ===========    ===========


New York Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            44,189    $   446,602
Shares issued to shareholders in
reinvestment of dividends              11,547        116,691
                                  -----------    -----------
Total issued                           55,736        563,293
Shares redeemed                      (164,328)    (1,659,912)
                                  -----------    -----------
Net decrease                         (108,592)   $(1,096,619)
                                  ===========    ===========


New York Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            80,958    $   817,653
Shares issued to shareholders in
reinvestment of dividends               8,769         88,507
                                  -----------    -----------
Total issued                           89,727        906,160
Automatic conversion of shares         (1,413)       (14,231)
Shares redeemed                      (144,455)    (1,456,867)
                                  -----------    -----------
Net decrease                          (56,141)   $  (564,938)
                                  ===========    ===========


New York Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           465,594    $ 4,716,623
Shares issued to shareholders in
reinvestment of dividends              17,959        181,459
                                  -----------    -----------
Total issued                          483,553      4,898,082
Automatic conversion of shares         (3,459)       (34,832)
Shares redeemed                      (356,773)    (3,612,208)
                                  -----------    -----------
Net increase                          123,321    $ 1,251,042
                                  ===========    ===========


New York Limited Maturity

Class C Shares for the
Six Months Ended                                    Dollar
January 31, 1997                      Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                 413    $     4,170
Shares redeemed                        (1,074)       (10,834)
                                  -----------    -----------
Net decrease                             (661)   $    (6,664)
                                  ===========    ===========

New York Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            20,376    $   206,729
Shares issued to shareholders in
reinvestment of dividends                 398          4,008
                                  -----------    -----------
Total issued                           20,774        210,737
Shares redeemed                        (3,295)       (32,843)
                                  -----------    -----------
Net increase                           17,479    $   177,894
                                  ===========    ===========


New York Limited Maturity

Class D Shares for the
Six Months Ended                                    Dollar
January 31, 1997                      Shares        Amount

Shares sold                           101,400    $ 1,022,222
Automatic conversion of shares          1,412         14,231
Shares issued to shareholders in
reinvestment of dividends               8,440         85,208
                                  -----------    -----------
Total issued                          111,252      1,121,661
Shares redeemed                      (106,026)    (1,075,707)
                                  -----------    -----------
Net increase                            5,226    $    45,954
                                  ===========    ===========


New York Limited Maturity

Class D Shares for the
Year Ended                                          Dollar
July 31, 1996                         Shares        Amount

Shares sold                           162,557    $ 1,636,956
Automatic conversion of shares          3,456         34,832
Shares issued to shareholders in
reinvestment of dividends               6,809         68,734
                                  -----------    -----------
Total issued                          172,822      1,740,522
Shares redeemed                       (13,363)      (135,500)
                                  -----------    -----------
Net increase                          159,459    $ 1,605,022
                                  ===========    ===========

Pennsylvania Limited Maturity

Class A Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             1,629    $    16,535
Shares issued to shareholders in
reinvestment of dividends                 504          5,109
                                  -----------    -----------
Total issued                            2,133         21,644
Shares redeemed                        (6,353)       (64,617)
                                  -----------    -----------
Net decrease                           (4,220)   $   (42,973)
                                  ===========    ===========


Pennsylvania Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             5,556    $    56,865
Shares issued to shareholders in
reinvestment of dividends               1,095         11,133
                                  -----------    -----------
Total issued                            6,651         67,998
Shares redeemed                       (17,647)      (179,041)
                                  -----------    -----------
Net decrease                          (10,996)   $  (111,043)
                                  ===========    ===========


Pennsylvania Limited Maturity

Class B Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                            98,690    $ 1,000,399
Shares issued to shareholders in
reinvestment of dividends               6,981         70,780
                                  -----------    -----------
Total issued                          105,671      1,071,179
Shares redeemed                      (117,744)    (1,192,370)
                                  -----------    -----------
Net decrease                          (12,073)   $  (121,191)
                                  ===========    ===========

Pennsylvania Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            89,391    $   910,583
Shares issued to shareholders in
reinvestment of dividends              17,173        174,586
                                  -----------    -----------
Total issued                          106,564      1,085,169
Shares redeemed                      (220,973)    (2,241,767)
                                  -----------    -----------
Net decrease                         (114,409)   $(1,156,598)
                                  ===========    ===========


Pennsylvania Limited Maturity

Class C Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                               726    $     7,411
Shares issued to shareholders in
reinvestment of dividends                   5             47
                                  -----------    -----------
Total issued                              731          7,458
Shares redeemed                           (95)          (974)
                                  -----------    -----------
Net increase                              636    $     6,484
                                  ===========    ===========


Pennsylvania Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             7,571    $    82,082
Shares issued to shareholders in
reinvestment of dividends                  83            850
                                  -----------    -----------
Total issued                            7,654         82,932
Shares redeemed                        (7,650)       (82,673)
                                  -----------    -----------
Net increase                                4    $       259
                                  ===========    ===========


Pennsylvania Limited Maturity

Class D Shares for the Six Months                   Dollar
Ended January 31, 1997                Shares        Amount

Shares sold                             2,145    $    21,856
Shares issued to shareholders in
reinvestment of dividends               2,988         30,317
                                  -----------    -----------
Total issued                            5,133         52,173
Shares redeemed                        (2,194)       (22,312)
                                  -----------    -----------
Net increase                            2,939    $    29,861
                                  ===========    ===========


Pennsylvania Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           155,680    $ 1,569,272
Shares issued to shareholders in
reinvestment of dividends               1,844         18,653
                                  -----------    -----------
Total issued                          157,524      1,587,925
Shares redeemed                       (16,678)      (169,594)
                                  -----------    -----------
Net increase                          140,846    $ 1,418,331
                                  ===========    ===========


5. Capital Loss Carryforward:
At July 31, 1996, each Fund of the Trust had an approximate net capital loss carryforward as follows: $69,000 in the Arizona Limited Maturity Fund, of which $66,000 expires in 2003 and $3,000 expires in 2004; $434,000 in the California Limited Maturity Fund, of which $156,000 expires in 2003 and $278,000 expires in 2004; $718,000 in the Florida Limited Maturity Fund, of which $518,000 expires in 2003 and $200,000 expires in 2004; $340,000 in the Massachusetts Limited Maturity Fund, of which $70,000 expires in 2003 and $270,000 expires in 2004; $138,000 in the Michigan Limited Maturity Fund, of which $53,000 expires in 2003 and $85,000 expires in 2004; $281,000 in the
New Jersey Limited Maturity Fund, of which $98,000 expires in 2003 and $183,000 expires in 2004; $207,000 in the New York Limited Maturity Fund, of which $122,000 expires in 2002, $2,000 expires in 2003 and $83,000 expires in 2004; and $91,000 in the Pennsylvania Limited Maturity Fund, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.